Part A Information Required in a Prospectus

Item 1. Front and Back Cover Pages

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___
Post-Effective Amendment No. ___
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. ___

(Check appropriate box or boxes.)

Exact Name of Registrant as Specified in Charter: PRIMUS TRUST MUTUAL FUND INC.

Address of Principal Executive Offices: 113 Roberson Rd. Suite A, Windermere, Fl, 34786

Registrants Telephone: (352) 874 - 4487

Name and Address of Agent of Service: Primus Trust LLC, 113 Roberson Rd. Suite A,Windermere, Fl, 34786

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

This prospectus describes the following Series Funds:

Primus Trust Mutual Fund Strategic Stock Portfolio Series 1 Ticker: _________ Prospectus _______

Primus Trust Mutual Fund Bond Portfolio Series 2 Ticker: _________ Prospectus _______

Primus Trust Mutual Fund Short Term Bond Portfolio Series 3 Ticker: _________ Prospectus _______

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not offering or soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

TABLE OF CONTENTS

Contentss

Part A Information Required in a Prospectus	..................1
Item 1. Front and Back Cover Pages	..................1
PART A, SERIES 1, PRIMUS TRUST MUTUAL FUND STRATEGIC STOCK PORTFOLIO	..................5
Item 2. Risk/Return Summary: Investment Objectives and Goals	..................5
Item 3. Risk/Return Summary: Fee Table	..................5
Item 4. Risk/Return Summary: Investments, Risks, and Performance	..................6
Item 5. Management	..................6
Item 6. Purchase and Sale of Fund Shares	..................6
Item 7. Tax Information	..................6
Item 8. Financial Intermediary Compensation	..................6
Item 9. Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings	..................6
Item 10. Management, Organization, and Capital Structure	..................6
Item 11. Shareholder Information	..................6
Item 12. Distribution Arrangements	..................6
Item 13. Financial Highlights Information	..................6
PART A, SERIES 2, PRIMUS TRUST MUTUAL FUND BOND PORTFOLIO	..................7
Item 2. Risk/Return Summary: Investment Objectives and Goals	..................8
Item 3. Risk/Return Summary: Fee Table	..................8
Item 4. Risk/Return Summary: Investments, Risks, and Performance	..................8
Item 5. Management	..................8
Item 6. Purchase and Sale of Fund Shares	..................8
Item 7. Tax Information	..................8
Item 8. Financial Intermediary Compensation	..................8
Item 9. Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings	..................8
Item 10. Management, Organization, and Capital Structure	..................8
Item 11. Shareholder Information	..................8
Item 12. Distribution Arrangements	..................8
Item 13. Financial Highlights Information	..................8
PART A, SERIES 3, PRIMUS TRUST MUTUAL FUND SHORT TERM BONDS PORTFOLIO	..................10
Item 2. Risk/Return Summary: Investment Objectives and Goals	..................10
Item 3. Risk/Return Summary: Fee Table	..................10
Item 4. Risk/Return Summary: Investments, Risks, and Performance	..................10
Item 5. Management	..................10
Item 6. Purchase and Sale of Fund Shares	..................10
Item 7. Tax Information	..................11
Item 8. Financial Intermediary Compensation	..................11
Item 9. Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings	..................11
Item 10. Management, Organization, and Capital Structure	..................11
Item 11. Shareholder Information	..................11
Item 12. Distribution Arrangements	..................11
Item 13. Financial Highlights Information	..................11
Part B Information Required in a Statement of Additional Information	..................11
Item 14, Cover Page and Table of Contents	..................11
Item 15. Fund History	..................11
Item 16. Description of the Fund and Its Investments and Risks	..................11
Item 17. Management of the Fund	..................11
Item 18. Control Persons and Principal Holders of Securities	..................11
Item 19. Investment Advisory and Other Services	..................11
Item 20. Portfolio Managers	..................12
Item 21. Brokerage Allocation and Other Practices	..................12
Item 22. Capital Stock and Other Securities	..................12
Item 23. Purchase, Redemption, and Pricing of Shares	..................12
Item 24. Taxation of the Fund	..................12
Item 25. Underwriters	..................12
Item 26. Calculation of Performance Data	..................12
Item 27. Financial Statements	..................12
Part C - Other Information	..................12
Item 28. Exhibits	..................12
Item 29. Persons Controlled by or Under Common Control with the Fund	..................12
Item 30. Indemnification	..................13
Item 31. Business and Other Connections of Investment Adviser	..................13
Item 32. Principal Underwriters	..................13
Item 33. Location of Accounts and Records	..................13
Item 34. Management Services	..................13
Item 35. Undertakings of the Fund	..................13
Part D Signatures	..................13

Primus Trust

Investment Advisers

PART A, SERIES 1, PRIMUS TRUST MUTUAL FUND STRATEGIC STOCK PORTFOLIO

Class D Shares

Ticker: __________

Suite A, 113 Roberson Rd. Windermere, Fl, 34786

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not offering or soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

Item 2. Risk/Return Summary: Investment Objectives and Goals

Investment Objective: Growth Investments.

Item 3. Risk/Return Summary: Fee Table

This table describes the fees and expenses that you may pay if you buy, hold and sale shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)	Amount
Sales Charge imposed on purchasers (No front-end load)	None
Purchase fee	None
Sale Charge imposed on reinvested dividends	None
Redemption fee (No back-end load)	None
Bank transfer or wire fees when purchase or sale of shares	Paid by share holder

The Fund is no-load and does, without sales charge, automatic reinvestment of capital gains and dividend distribution to purchase additional shares of the Fund. This automatic dividend and capital gain plan (DRIP) has the effect of compounding the investment.

The next table describes the Fund annual operating and managing expenses that the shareholder pays as percentage of his/her investment.

Annual Fund Operating Fees (Expenses that you paid each year as a percentage of your investment)	Percentage of Investment
Management fees	0.90%
12b-1 Distribution fees	0.25%
Administration Services fees	0.05%
Transfer Agent fees	0.05%
Total annual operating expenses	1.25%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest in the Fund $10,000 per year for 10 years, and then redeem all your shares at the end of that period. The example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain at 1.25%. You would incur these hypothetical expenses whether you were to redeem your investment at the end of the given period or hold them, there are not charges when you buy or sell Funds shares, this is a no-load fund.

Year	1 year	3 year	5 year	10 year
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$125	$394	$691	$1,572

Portfolio Turnover:

Since the Fund has not yet commenced operations there is not Funds portfolio turnover rate available.

Item 4. Risk/Return Summary: Investments, Risks, and Performance

a) Principal Investment Strategies of the Fund: The investment objective of the Primus Trust Strategic Stock Portfolio, the Fund, is "long-term growth of capital", which the Funds portfolio seeks to achieve through investing primarily in common stocks of rapidly growing corporations. Growth stocks tend to reinvest all or most of their profit for research and development rather than pay dividends. The Fund uses the Strategic Stock Allocation management style. This style refers to the proportion of various sectors of investments composing a long-term investment portfolio. The Funds seeks to outperform the investment results of the Standard and Poor's 500 stock index by providing diversified sectors rotation and rebalance model. At least 80% of this Funds portfolio follows this strategy.

b) Principal Risk of Investing in the Fund:

Investing in securities involves a risk of loss that you, as a client, should be prepared to bear. Long term trading is designed to capture market rates of both return and risk. Due to its nature, the long-term investment strategy can expose clients to various types of risk that will typically surface at various intervals during the time the client owns the investments. These risks include but are not limited to inflation (purchasing power) risk, interest rate risk, economic risk, market risk, and political/regulatory risk.

New Fund Risk , Primus Trust Mutual Fund in a new fund, therefore you should be aware that the investment strategy used, and the investment model has not been tested and has not back performance available to make a clear risk comparison analysis.

Market Risk is the potential for an investor to experience losses owning to day-to- day fluctuations in the price at which securities can be bought or sold. The market risk can be divided into systemic or unsystematic.

Systemic Risk is the potential for a security to decrease in value owning to its inherent tendency to move together with all securities of the same type. Neither diversification nor any other investment strategy can eliminate this risk.

Unsystematic Risk is the potential for an unforeseen event to affect the value of a specific investment. Example of such events includes strikes, natural disasters, poor management decisions, introduction of new product lines, and attempt takeovers. To mitigate this type of risk the Fund use diversification among different type of industries.

Interest Rate Risk is associated with investments relating to the sensitivity of price or value to fluctuation in the current level of interest rates; also, the risk that involves the competitive cost of money. This risk is generally associated with bond prices, but it applies to all investments.

Health Risk, the year 2020 has shown how health crisis can affect the economy and in particular the stock markets. A widespread health crisis, such as the global pandemic generated by COVI-19, could cause substantial market volatility.

Risks management demands a continuous feedback of the Funds portfolios performance, particularly when the Fund underperforms as compared to relevant benchmarks or other funds with similar objectives and risks.

Risks of Specific Securities Utilized:

Clients should be aware that there is a material risk of loss using any investment strategy. The investment types listed below (leaving aside Treasury, notes, and bonds) are not guaranteed or insured by the FDIC or any other government agency.

Investing in mutual Funds carries the risk of capital loss and thus you may lose money investing in mutual funds. All mutual funds have cost that lower investment returns.

Exchange Traded Funds (ETFs) and Closed End Funds are investment funds that trade like stocks in the exchanges. These investments carry the market risk like any other stock and of even 100% capital loss. Areas of concern include the lack of transparency in products and increasing complexity.

Past performance is not indicative of future results. Investing in securities involves a risk of loss that you, as a client, should be prepared to bear.

All investing involves a risk of loss and the investment strategy offered by this Fund could lose money over short or long periods. This Fund cannot give any guarantee that it will achieve its investment objectives or that any client will receive a return of its investment.

Bankruptcy of a broker or custodian could cause excessive costs or loss of investor funds. If a broker with whom this Fund has an account becomes insolvent or bankrupt, the Fund may be unable to recover all or even a portion of the assets maintained by clients with that broker. Similarly, if a custodian housing a client's securities or other assets becomes bankrupt or insolvent, the client may be unable to recover all or even a portion of the assets held by the custodian.

The Fund may rely on information that turns out to be wrong. The Fund selects investments based, in part, on information provided by Issuers to regulators or made directly available to the Fund by the Issuers or other sources. The Fund is not always able to confirm the completeness or accuracy of such information, and, in some cases, complete and accurate information is not available. Incorrect or incomplete information increases risk and could result in losses.

The Fund may fail to identify successful companies. Identifying undervalued securities and other assets is difficult, and there are no assurances that such a strategy will succeed.

Furthermore, clients may be forced to hold such investments for a substantial period before realizing any anticipated value.

Investing in securities involve risks associated with the underlying business. Investments in securities entails all the risk associated with the underlying businesses, including reliance on a company's managers and their ability to execute business strategies. In addition, all businesses face risks such as adverse changes in regulatory requirements, interest rate and currency fluctuations, general economic downturns, changes in political situations, market competitions and other factors. The Fund will not have day-to- day control over any company in which it invests.

c) Performance Information:

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.

Item 5. Management

Investment Adviser:

Primus Trust, LLC serves as the investment adviser and is responsible for the day-to-day management of the Funds investments, under the supervision of the Board of Directors of Primus Trust Mutual Fund Inc. The members of Primus Trust LLC and Registered Investment Advisers are Manuel Gutierrez that owns an interest 50% of Primus Trust LLC and Alejandro Gutierrez that owns an interest 50% of Primus Trust LLC.

Primus Trust LLC is a Florida Limited Liability Company, registered January 8, 2018. The file number is L18000006699. State Securities Regulation registered Primus Trust LLC, Investment Adviser firm with the number CDR#292269 effective date 3/19/2018.

The address of the Investment Adviser is 113 Roberson Rd. Suite A, Windermere, FL, 34711.

Portfolio Manager:

The Registered Investment advisers and portfolio managers are Manuel Gutierrez, Chief Executive Officer of the Adviser, 20 years' experience as Investment Adviser, and Alejandro Gutierrez Chief Investment Officer of the Adviser 5 years' experience as Investment Adviser, manage the Fund since its inception.

Item 6. Purchase and Sale of Fund Shares/h2>

You may purchase or redeem shares any business day when the New York Exchange NYSE is open for regular trading. You may contact us online through our website www.primustrust.com, by mail or telephone shown in the back of this prospectus. The minimum investment amount required to open a Fund account is $1,000. The minimum investment amount required to add to an existing Fund account is $10. Financial intermediaries, institutional clients, and Primus Trust advised clients should contact Primus Trust. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information how you can invest through your plan. Payments are made within 7 days of the redemption request. For more information see Item 11 of this prospectus.

Item 7. Tax Information

The Fund intends to make distributions the last week of December every year, that may be taxed as ordinary income or capital gains. If you are investing through a tax advantaged account, such as IRA or an employer-sponsored retirement or saving plan, special rules may apply. For further information look at SAI item 24.

Item 8. Financial Intermediary Compensation

If you purchase the Funds shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

Item 9. Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objectives: The Funds investment objective is long term growth of capital. The Funds investment objective may be changed by the Board of the Fund without shareholder approval upon 60 days' written notice to shareholders.

Implementing Investment Objectives: The Strategic Stock Portfolio analyzes the relative performance of each sector in the Standard and Poor's index to add the best performers to the portfolio and selling the worst performers still in the portfolio. Objective is to get the most efficient market line, as defined in the Modern Portfolio Theory. To find the relationships between the market change and the sectors change we use the CAPM Capital Asset Pricing Model. At least 80% of this Funds portfolio follows this strategy.

This Fund invest in any equity security as common stocks, American Depositary Receipts, rights and warrants, and exchange-traded funds ETF. However, the Fund generally attempts to implement its investment strategies and achieve its objective by investing in the securities of different industry groups, including index exchange-traded funds ETFs.

The Portfolio may invest in ETFs, including ETFs that hold a portfolio of securities which closely tracks the price performance of various indices. When the Fund invests in ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. This Fund will incur higher expenses, many of which may be duplicative, for example, shareholders may incur expenses associated with capital gains distributions by the Fund as well as the ETFs in which the Fund invests. Shareholders may also incur increased transaction costs because of the Fund turnover rate and/or because of high portfolio turnover rates in the ETFs. This Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting ETFs for investment, the Fund will not be precluded from investing in an ETF with a higher-than-average expense ratio. The Fund is independent from any of the ETFs in which it invests, and it has no voice in or control over the investment strategies, policies, or decisions of the ETFs.

Some of the ETF the fund may invest are those related to sector groups in the Standard and Poor's 500, like XLB basic materials, XLE Energy, XLF Financials, XLI Industrials, XLK Technology, XLP Consumer Staples, XLRE Real State, XLU Utilities, XLV Health Care, XLY Consumer Discretionary, XTN Transportation, and others like GLD Gold, IJR Small Cap, QQQ Nasdaq 100 and SPY Standard and Poor's 500. Other ETF may be used. Any other group of equities that mimic the performance of any sector may be used.

Risks: The principal risks associated to the fund are those related to the market and those particular to the issuers of the securities hold in the portfolio, like, interest rates, political risks, exchange rate risks, environmental risks, possible pandemics, wars, and management risks. In item 4 of this prospectus there is an extensive explanation of the risks involved.

A description of the Funds policies and procedures with respect to the disclosure of its Portfolio securities is available in its statement of additional information SAI and on its website.

>Item 10. Management, Organization, and Capital Structure

Investment Advisers:

Primus Trust Mutual Fund is structured as a series investment company; each series represents a segregated portfolio of the Funds assets. A single board of directors governs Primus Trust Mutual Fund and its series portfolios. The Board is composed of three directors, two of them are disinterested independent directors. The board of directors' basis for approving the investment advisory, underwriter, administration, and transfer agent contracts is available in the Funds shareholder report. Primus Trust LLC investment advisers is the management firm selected to run the investment management, administration, and transfer agent for all Funds portfolios.

The Primus Trust Mutual Fund is an open-end management investment company organized as a Corporation in the State of Florida. Primus Trust LLC, investment advisers supervise the operations of the Fund according to applicable state and federal law.

Primus Trust LLC is the investment adviser and is responsible for the overall management, administration, internal accounting, and transfer agent. Primus Trust LLC pays all the fees and expenses of its transfer agent, the Fund accounting agent and administrator; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; and the costs of printing registration statements. To cover this expenses Primus Trust LLC receives the management fees, administration fees and transfer agent fees. The table of Annual Fund Operating Fees in item 3 shows the percentage to be charge to the fund.

Primus Trust LLC manages all the Funds obligations as to pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent auditors and legal counsel; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Board's liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made, bank transaction charges and custodian's fees.

Portfolio Managers are the Registered Investment Advisers RIA Manuel Gutierrez and Alejandro Gutierrez. More information about them in item 5 in this prospectus and item 20 of SAI.

The capital structure of Primus Trust Mutual Fund is composed of the members capital subscriptions and not debt of any type.

Item 11. Shareholder Information

Purchase and Sale of Fund Shares:

Pricing of Fund Shares, the Fund valuations are established at the end of each business day, defined as such each day that the New York Stock Exchange is open for business. At 4:00 pm, the stock's closing values for each day, as published by the market information services, are taken by the Fund and use to calculate the net asset value. The bond and other debt instruments prices are taken from the custodian daily price reports. After the Net Asset Value is calculated it is divided by the number of outstanding Fund shares and that result is the new price per share. The new subscriptions and partial or total redemptions of Fund shares are priced at the new price per share just calculated. Primus Trust Mutual Fund is not load fund, that means no charge for subscription or redemption of shares.

Purchase or Redemption of Fund Shares, you may purchase or redeem shares online through our website primustrust.com, by mail Primus Trust, 113 Roberson Rd. Suite A, Windermere, FL, 34786, or by telephone (352) 874 - 4487. The minimum investment amount required to open and maintain a Funds account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Funds account is $10. Financial intermediaries, institutional clients, and Primus Trust advised clients should contact Primus Trust for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.

The Fund reserve the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Adviser and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

The maximum time to pay a redemption solicited by the shareholders is 7 business days.

Tax Information:

The Fund distributes to shareholders all its net income as well as any realized capital gains. This occurs in the last week of December each year. You will receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. Distributions are taxable to you whether you reinvest these amounts in additional Fund shares or not. The Fund distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer sponsored retirement or savings plan, special tax rules may apply. For more information look at SAI item 24.

Item 12. Distribution Arrangements

The Fund has not sales or redemption load costs. The Fund has 12b-l fees arrangements for the distribution of its shares. The Plan has been approved by 100% of the Directors who are not interested persons (the "Disinterested Directors") of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on such Plan. Such approval included a determination that in the exercise of the reasonable business judgment of the Board of Directors and considering their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and their shareholders.

The Underwriter as the distributor pursuant to this Agreement, provide eligible shareholder services of the type identified in the Plan to the Fund. The Fund shall pay the Underwriter a daily fee based on the closing net asset value of Fund as established in item 2 of this prospectus.

In no event may the aggregate annual fee paid to The Underwriter, pursuant to the Plan with respect to a Fund exceed 0.25% of the value of the net assets of the Fund (determined in the same manner as the Fund uses to compute its net asset values), without approval by 51% of the outstanding shares of the Fund.

The Underwriter shall furnish to the Board of Directors, for its review, on a quarterly basis, a written report of the amounts expended under the Plan by the Underwriter with respect to the Funds shares, and the purposes for which such expenditures were made.

This Agreement may be terminated with respect to the Fund by the Fund or by the Underwriter, by the vote of 51% of the Directors who are Disinterested Directors of the Fund, or by a vote of 51% of the outstanding shares of a Fund, on sixty (60) days written notice, all without payment of any penalty. This Agreement shall also be terminated automatically in the event of its assignment by The Underwriter or by any act that terminates the Plan. If this Agreement is terminated, the Underwriter ability to receive fees under the Plan shall be limited as provided for in the Plan.

Item 13. Financial Highlights Information

Primus Trust Mutual Fund is a new mutual fund and has not operated so far, therefore, has not produced any financial statement.

The back-cover page includes disclosure concerning the availability of the statement of additional information, and the annual and semi-annual reports.

"The information in this prospectus is not complete and may be changed. Neither we nor the selling stockholders may sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and neither we nor the selling stockholders are soliciting offers to buy these securities in any state where the offer or sale is not permitted."

Primus Trust

Investment Advisers

PART A, SERIES 2, PRIMUS TRUST MUTUAL FUND BOND PORTFOLIO

Class D Shares

Ticker: __________

Suite A, 113 Roberson Rd. Windermere, Fl, 34786

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not offering or soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

Item 2. Risk/Return Summary: Investment Objectives and Goals

Investment Objectives: Income.

Item 3. Risk/Return Summary: Fee Table

This table describes the fees and expenses that you may pay if you buy, hold and sale shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)	Amount
Sales Charge imposed on purchasers (No front-end load)	None
Purchase fee	None
Sale Charge imposed on reinvested dividends	None
Redemption fee (No back-end load)	None
Bank transfer or wire fees when purchase or sale of shares	Paid by share holder

The Fund is no-load and does, without sales charge, automatic reinvestment of capital gains and dividend distribution to purchase additional shares of the Fund. This automatic dividend and capital gain plan (DRIP) has the effect of compounding the investment.

The next table describes the Fund annual operating and managing expenses that the shareholder pays as percentage of his/her investment.

Annual Fund Operating Expenses (Expenses that you paid each year as a percentage of your investment)	Percentage of Investment
Management fees	0.65%
12b-1 Distribution fees	0.25%
Administration Services	0.05%
Transfer Agent	0.05%
Total annual operating expenses	1.00%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest in the Fund $10,000 per year for 10 years, and then redeem all your shares at the end of that period. The example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain at 1.00%. You would incur these hypothetical expenses whether you were to redeem your investment at the end of the given period or hold them, there are not charges when you buy or sell Funds shares.

Year	1 year	3 year	5 year	10 year
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$100	$315	$553	$1,258

Portfolio Turnover:

Since the Fund has not yet commenced operations there is not Funds portfolio turnover rate available.

Item 4. Risk/Return Summary: Investments, Risks, and Performance

a) Principal Investment Strategies of the Fund:

This Fund is a portfolio of bonds. This portfolio is diversified among government treasuries, notes, and bond of the treasury and government agencies or local government. The portfolio also invests in corporate and foreign government bonds and preferred stocks. This portfolio seeks to obtain a continuous cash flow. The portfolio is formed by investment grade bonds and preferred stocks, as classified by Standard and Poor's, Moody, or other specialized agencies, that way the Fund reduces the credit risk. Still there is the market interest fluctuation risk, though it cannot be eliminated, it can be reduced by spreading the maturity of the bonds in short (1-3 years), medium (4-10 years) and long-term bonds (more than 10 years).

The Funds portfolio consists of notes, bonds, and preferred shares with intermediate and long-term maturities, issued by the U.S. or foreign government and corporations.

Fixed income investments generally pay a return on a fixed schedule. This type of investment can include corporate and government debt securities, leveraged loans, high yield, and investment grade debt and structured products, such as mortgage and other asset-backed securities.

b) Principal Risk of Investing in the Fund:

Primus Trust Mutual Fund in a new fund, therefore you should be aware that the investment strategy used, and the investment model has not been tested and has not back performance available to make a clear risk comparison analysis. Investors need to be aware of some potential risks, the most important are:

1. Interest Rate Risk and Bond Prices: Interest rates and bond prices have an inverse relationship; as interest rates fall, the price of bonds trading in the marketplace generally rises. Conversely, when interest rates rise, the price of bonds tends to fall. To measure this risk the Fund monitors the bond portfolio duration and maturity.

2. Reinvestment Risk and Callable Bonds: Another danger that bond investors face is reinvestment risk, which is the risk of having to reinvest proceeds at a lower rate than the funds were previously earning. One of the main ways this risk presents itself is when interest rates fall over time and callable bonds are exercised by the issuers. The callable bond feature allows the issuer to redeem the bond prior to maturity. As a result, the bondholder receives the principal payment, which is often at a slight premium to the par value. However, the downside to a bond call is that the investor is then left with a pile of cash that may not be able to reinvest at a comparable rate. This reinvestment risk can have a major adverse impact on the Funds investment returns over time.

3. Inflation Risk and Bond Maturity: When an investor buys a bond commits to receiving a rate of return, either fixed or variable, but if the cost of living and inflation increase the investors will see their purchasing power erode and may achieve a negative rate of return factoring in inflation.

4. Credit/Default Risk of Bonds: When the Fund purchases a corporate or municipal or foreign country bond is purchasing a certificate of debt. This is borrowed money that must be repaid by the issuer over time with interest. These bonds are not guaranteed by the full credit of the U.S. government, but instead depend on the issuer ability to repay that debt. To minimize this risk the Fund only invest in investment grade bonds.

5. Liquidity Risk of Bonds: While there is almost always a ready market for government bonds, corporate bonds are sometimes more difficult to sell. There is a risk that the Fund might not be able to sell its corporate bonds quickly due to a thin market with few buyers and sellers. Low buying interest in a bond can lead to substantial price volatility and possibly have an adverse impact on a bondholders return. The investor may be forced to take a much lower price than expected to sell its position in the bond.

6. Global Investment: Economies and financial markets throughout the world are highly interconnected. Economic, financial, or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the Funds investments may be negatively affected by developments in other countries and regions.

7. Health Crisis: A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. As in the Corona Virus outbreak that has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, disruptions in markets, lower consumer demand, layoffs, defaults, and other significant economic impacts, as well as general concern and uncertainty. These types of market disruptions may adversely impact the Funds investments.

8. Management: The investment adviser to the fund actively manages the Funds investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools, and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity, or person. You should consider how this fund fits into your overall investment program.

Risks of Specific Securities Utilized:

Clients should be aware that there is a material risk of loss using any investment strategy. The investment types listed below (leaving aside Treasury, notes, and bonds) are not guaranteed or insured by the FDIC or any other government agency.

Investing in mutual Funds carries the risk of capital loss and thus you may lose money investing in mutual funds. All mutual funds have cost that lower investment returns.

Exchange Traded Funds (ETFs) and Closed End Funds are investment funds that trade like stocks in the exchanges. These investments carry the market risk like any other stock and of even 100% capital loss. Areas of concern include the lack of transparency in products and increasing complexity.

Past performance is not indicative of future results. Investing in securities involves a risk of loss that you, as a client, should be prepared to bear.

All investing involves a risk of loss and the investment strategy offered by this Fund could lose money over short or long periods. This Fund cannot give any guarantee that it will achieve its investment objectives or that any client will receive a return of its investment.

Bankruptcy of a broker or custodian could cause excessive costs or loss of investor funds. If a broker with whom this Fund has an account becomes insolvent or bankrupt, the Fund may be unable to recover all or even a portion of the assets maintained by clients with that broker. Similarly, if a custodian housing a client's securities or other assets becomes bankrupt or insolvent, the client may be unable to recover all or even a portion of the assets held by the custodian.

The Fund may rely on information that turns out to be wrong. The Fund selects investments based, in part, on information provided by Issuers to regulators or made directly available to the Fund by the Issuers or other sources. The Fund is not always able to confirm the completeness or accuracy of such information, and, in some cases, complete and accurate information is not available. Incorrect or incomplete information increases risk and could result in losses.

The Fund may fail to identify successful companies. Identifying undervalued securities and other assets is difficult, and there are no assurances that such a strategy will succeed.

Furthermore, clients may be forced to hold such investments for a substantial period before realizing any anticipated value.

Investing in securities involve risks associated with the underlying business. Investments in securities entails all the risk associated with the underlying businesses, including reliance on a company's managers and their ability to execute business strategies. In addition, all businesses face risks such as adverse changes in regulatory requirements, interest rate and currency fluctuations, general economic downturns, changes in political situations, market competitions and other factors. The Fund will not have day-to- day control over any company in which it invests.

c) Performance Information:

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.

Item 5. Management

Investment Adviser:

Primus Trust, LLC serves as the investment adviser and is responsible for the day-to-day management of the Funds investments, under the supervision of the Board of Directors of Primus Trust Mutual Fund Inc. The members of Primus Trust LLC and Registered Investment Advisers are Manuel Gutierrez that owns an interest 50% of Primus Trust LLC and Alejandro Gutierrez that owns an interest 50% of Primus Trust LLC.

Primus Trust LLC is a Florida Limited Liability Company, registered January 8, 2018. The file number is L18000006699. State Securities Regulation registered Primus Trust LLC, Investment Adviser firm with the number CDR#292269 effective date 3/19/2018.

The address of the Investment Adviser is 113 Roberson Rd. Suite A, Windermere, FL, 34711.

Portfolio Manager:

The Registered Investment advisers and portfolio managers are Manuel Gutierrez, Chief Executive Officer of the Adviser, 20 years' experience as Investment Adviser, and Alejandro Gutierrez Chief Investment Officer of the Adviser 5 years' experience as Investment Adviser, manage the Fund since its inception.

Item 6. Purchase and Sale of Fund Shares

You may purchase or redeem shares any business day when the New York Exchange NYSE is open for regular trading. You may contact us online through our website www.primustrust.com, by mail or telephone shown in the back of this prospectus. The minimum investment amount required to open a Fund account is $1,000. The minimum investment amount required to add to an existing Fund account is $10. Financial intermediaries, institutional clients, and Primus Trust advised clients should contact Primus Trust. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information how you can invest through your plan. Payments are made within 7 days of the redemption request. For more information see Item 11 of this prospectus.

Item 7. Tax Information

The Fund intends to make distributions, that may be taxed as ordinary income or capital gains, the last week of December every year. If you are investing through a tax advantaged account, such as IRA or an employer-sponsored retirement or saving plan, special rules may apply. For further information look at SAI item 24.

Item 8. Financial Intermediary Compensation

If you purchase the Funds shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

Item 9. Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objective: The Fund provides stable income with low capital risk.

Implementing Investment Objectives: The Fund invests in income producing instruments which may include corporate, government, or municipal bonds, with a dollar-weighted average maturity of more than 3 years and average maturity between 5 and 7 years. This Funds portfolio invests in debt instruments with Investment Grade rate. These bonds should have equal or higher rating than BBB in the Standard and Poor's Bond Ratings or better than Baa in the Moody's Ratings or others equivalent rating service values. This Funds portfolio has at least 80% of its investment than follows the above guidelines. Some ETF that invests in debt instruments or preferred stocks may be used.

Risks: Some potential risks, the most important are, interest rate risk, reinvestment risk and callable bonds, inflation risk and bond maturity, credit/default risk of bonds, liquidity risk of bonds, global investment, health crisis, management. Item 4 of this prospectus has a more detail information of all the risks that affects this Funds portfolio.

A description of the Funds policies and procedures with respect to the disclosure of its Portfolio securities is available in its statement of additional information SAI and on its website.

Item 10. Management, Organization, and Capital Structure

Investment Advisers:

Primus Trust Mutual Fund is structured as a series investment company; each series represents a segregated portfolio of the Funds assets. A single board of directors governs Primus Trust Mutual Fund and its series portfolios. The Board is composed of three directors, two of them are disinterested independent directors. The board of directors' basis for approving the investment advisory, underwriter, administration, and transfer agent contracts is available in the Funds shareholder report. Primus Trust LLC investment advisers is the management firm selected to run the investment management, administration, and transfer agent for all Funds portfolios.

The Primus Trust Mutual Fund is an open-end management investment company organized as a Corporation in the State of Florida. Primus Trust LLC, investment advisers supervise the operations of the Fund according to applicable state and federal law.

Primus Trust LLC is the investment adviser and is responsible for the overall management, administration, internal accounting, and transfer agent. Primus Trust LLC pays all the fees and expenses of its transfer agent, the Fund accounting agent and administrator; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; and the costs of printing registration statements. To cover this expenses Primus Trust LLC receives the management fees, administration fees and transfer agent fees. The table of Annual Fund Operating Fees in item 3 shows the percentage to be charge to the fund.

Primus Trust LLC manages all the Funds obligations as to pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent auditors and legal counsel; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Board's liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made, bank transaction charges and custodian's fees.

Portfolio Managers are the Registered Investment Advisers RIA Manuel Gutierrez and Alejandro Gutierrez. More information about them in item 5 in this prospectus and item 20 of SAI.

The capital structure of Primus Trust Mutual Fund is composed of the members capital subscriptions and not debt of any type.

Item 11. Shareholder Information

Purchase and Sale of Fund Shares:

Pricing of Fund Shares, the Fund valuations are established at the end of each business day, defined as such each day that the New York Stock Exchange is open for business. At 4:00 pm, the stock's closing values for each day, as published by the market information services, are taken by the Fund and use to calculate the net asset value. The bond and other debt instruments prices are taken from the custodian daily price reports. After the Net Asset Value is calculated it is divided by the number of outstanding Fund shares and that result is the new price per share. The new subscriptions and partial or total redemptions of Fund shares are priced at the new price per share just calculated. Primus Trust Mutual Fund is not load fund, that means no charge for subscription or redemption of shares.

Purchase or Redemption of Fund Shares, you may purchase or redeem shares online through our website primustrust.com, by mail Primus Trust, 113 Roberson Rd. Suite A, Windermere, FL, 34786, or by telephone (352) 874 - 4487. The minimum investment amount required to open and maintain a Funds account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Funds account is $10. Financial intermediaries, institutional clients, and Primus Trust advised clients should contact Primus Trust for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.

The Fund reserve the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Adviser and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

The maximum time to pay a redemption solicited by the shareholders is 7 business days.

Tax Information:

The Fund distributes to shareholders all its net income as well as any realized capital gains. This occurs in the last week of December each year. You will receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. Distributions are taxable to you whether you reinvest these amounts in additional Fund shares or not. The Fund distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer sponsored retirement or savings plan, special tax rules may apply. For more information look at SAI item 24.

Item 12. Distribution Arrangements

The Fund has not sales or redemption load costs. The Fund has 12b-l fees arrangements for the distribution of its shares. The Plan has been approved by 100% of the Directors who are not interested persons (the "Disinterested Directors") of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on such Plan. Such approval included a determination that in the exercise of the reasonable business judgment of the Board of Directors and considering their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and their shareholders.

The Underwriter as the distributor pursuant to this Agreement, provide eligible shareholder services of the type identified in the Plan to the Fund. The Fund shall pay the Underwriter a daily fee based on the closing net asset value of Fund as established in item 2 of this prospectus.

In no event may the aggregate annual fee paid to The Underwriter, pursuant to the Plan with respect to a Fund exceed 0.25% of the value of the net assets of the Fund (determined in the same manner as the Fund uses to compute its net asset values), without approval by 51% of the outstanding shares of the Fund.

The Underwriter shall furnish to the Board of Directors, for its review, on a quarterly basis, a written report of the amounts expended under the Plan by the Underwriter with respect to the Funds shares, and the purposes for which such expenditures were made.

This Agreement may be terminated with respect to the Fund by the Fund or by the Underwriter, by the vote of 51% of the Directors who are Disinterested Directors of the Fund, or by a vote of 51% of the outstanding shares of a Fund, on sixty (60) days written notice, all without payment of any penalty. This Agreement shall also be terminated automatically in the event of its assignment by The Underwriter or by any act that terminates the Plan. If this Agreement is terminated, the Underwriter ability to receive fees under the Plan shall be limited as provided for in the Plan.

Item 13. Financial Highlights Information

Primus Trust Mutual Fund is a new mutual fund and has not operated so far, therefore, has not produced any financial statement.

The back-cover page includes disclosure concerning the availability of the statement of additional information, and the annual and semi-annual reports.

"The information in this prospectus is not complete and may be changed. Neither we nor the selling stockholders may sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and neither we nor the selling stockholders are soliciting offers to buy these securities in any state where the offer or sale is not permitted."

Primus Trust

Investment Advisers

PART A, SERIES 3, PRIMUS TRUST MUTUAL FUND SHORT TERM BONDS PORTFOLIO

Class D Shares

Ticker: __________

Suite A, 113 Roberson Rd. Windermere, Fl, 34786

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not offering or soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

Item 2. Risk/Return Summary: Investment Objectives and Goals

Investment Objectives: Capital Preservation.

Item 3. Risk/Return Summary: Fee Table

This table describes the fees and expenses that you may pay if you buy, hold and sale shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)	Amount
Sales Charge imposed on purchasers (No front-end load)	None
Purchase fee	None
Sale Charge imposed on reinvested dividends	None
Redemption fee (No back-end load)	None
Bank transfer or wire fees when purchase or sale of shares	Paid by share holder

The Fund is no-load and does, without sales charge, automatic reinvestment of capital gains and dividend distribution to purchase additional shares of the Fund. This automatic dividend and capital gain plan (DRIP) has the effect of compounding the investment.

The next table describes the Fund annual operating and managing expenses that the shareholder pays as percentage of his/her investment.

Annual Fund Operating Fees (Expenses that you paid each year as a percentage of your investment)	Percentage of Investment
Management fees	0.15%
12b-1 Distribution fees	0.25%
Administration Services	0.05%
Transfer Agent	0.05%
Total annual operating expenses	0.50%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest in the Fund $10,000 per year for 10 years, and then redeem all your shares at the end of that period. The example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain at 0.5%. You would incur these hypothetical expenses whether you were to redeem your investment at the end of the given period or hold them, there are not charges when you buy or sell Funds shares.

Year	1 year	3 year	5 year	10 year
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$50	$158	$276	$629

Portfolio Turnover:

Since the Fund has not yet commenced operations there is not Funds portfolio turnover rate available.

Item 4. Risk/Return Summary: Investments, Risks, and Performance

a) Principal Investment Strategies of the Fund:

The Fund consists of a portfolio of short-term bonds or other debt instruments. The objective of this portfolio is to preserve asset values and keep a low-risk continuous cash flow. To reduce the credit risk, this series portfolio is composed of investment grade corporate and government treasuries, notes, or bonds close to its maturity. And to reduce the market interest rate risk, the portfolio keeps a weight average maturity of less or equal to three years.

The goal of this Fund is capital preservation and small fluctuations in the NAV of the fund. At least 80% of this Funds portfolio follows this strategy.

b) Principal Risk of Investing in the Fund:

Primus Trust Mutual Fund in a new fund, therefore you should be aware that the investment strategy used, and the investment model has not been tested and has not back performance available to make a clear risk comparison analysis.

Investing in securities involves a risk of loss that you, as a client, should be prepared to bear. Interest rate risk is associated with investments relating to the sensitivity of price or value to fluctuation in the current level of interest rates; also, the risk that involves the competitive cost of money and interest rates fluctuations. This risk is generally associated with bond prices because if interest rate rises, the price of bond declines. The Fund has the usual risks associated with debt instruments, however, due to its short time maturity, and investment grade instruments, the risk are smaller than other bonds or stocks portfolios.

Health Risk, the year 2020 has shown how health crisis can affect the economy and in particular the stock, and debt instrument markets. A widespread health crisis, such as the global pandemic generated by COVI-19, could cause substantial market volatility.

Management risks demands a continuous feedback of the Funds portfolios performance, particularly when the Fund underperforms as compared to relevant benchmarks or other funds with similar objectives and risks.

Risks of Specific Securities Utilized:

Clients should be aware that there is a material risk of loss using any investment strategy. The investment types listed (leaving aside Treasury, notes, and bonds) are not guaranteed or insured by the FDIC or any other government agency. The Fund invest in treasury bills, commercial papers, and treasury and corporate bonds that are close maturity. All investment grade and short term, therefore small risks. However, investing in mutual Funds carries the risk of capital loss and thus you may lose money investing. All mutual funds have cost that lower investment returns.

Bankruptcy of a broker or custodian could cause excessive costs or loss of investor funds. If a broker with whom this Fund has an account becomes insolvent or bankrupt, the Fund may be unable to recover all or even a portion of the assets maintained by clients with that broker. Similarly, if a custodian housing a client's securities or other assets becomes bankrupt or insolvent, the client may be unable to recover all or even a portion of the assets held by the custodian.

The Fund may rely on information that turns out to be wrong. The Fund selects investments based, in part, on information provided by Issuers to regulators or made directly available to the Fund by the Issuers or other sources. The Fund is not always able to confirm the completeness or accuracy of such information, and, in some cases, complete and accurate information is not available. Incorrect or incomplete information increases risk and could result in losses.

The Fund may fail to identify successful companies. Identifying undervalued securities and other assets is difficult, and there are no assurances that such a strategy will succeed.

Furthermore, clients may be forced to hold such investments for a substantial period before realizing any anticipated value.

Investing in securities involve risks associated with the underlying business. Investments in securities entails all the risk associated with the underlying businesses, including reliance on a company's managers and their ability to execute business strategies. In addition, all businesses face risks such as adverse changes in regulatory requirements, interest rate and currency fluctuations, general economic downturns, changes in political situations, market competitions and other factors. The Fund will not have day-to- day control over any company in which it invests.

c) Performance Information:

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.

Item 5. Management

Investment Adviser:

Primus Trust, LLC serves as the investment adviser and is responsible for the day-to-day management of the Funds investments, under the supervision of the Board of Directors of Primus Trust Mutual Fund Inc. The members of Primus Trust LLC and Registered Investment Advisers are Manuel Gutierrez that owns an interest 50% of Primus Trust LLC and Alejandro Gutierrez that owns an interest 50% of Primus Trust LLC.

Primus Trust LLC is a Florida Limited Liability Company, registered January 8, 2018. The file number is L18000006699. State Securities Regulation registered Primus Trust LLC, Investment Adviser firm with the number CDR#292269 effective date 3/19/2018.

The address of the Investment Adviser is 113 Roberson Rd. Suite A, Windermere, FL, 34711.

Portfolio Manager:

The Registered Investment advisers and portfolio managers are Manuel Gutierrez, Chief Executive Officer of the Adviser, 20 years' experience as Investment Adviser, and Alejandro Gutierrez Chief Investment Officer of the Adviser 5 years' experience as Investment Adviser, manage the Fund since its inception.

Item 6. Purchase and Sale of Fund Shares

You may purchase or redeem shares any business day when the New York Exchange NYSE is open for regular trading. You may contact us online through our website www.primustrust.com, by mail or telephone shown in the back of this prospectus. The minimum investment amount required to open a Fund account is $1,000. The minimum investment amount required to add to an existing Fund account is $10. Financial intermediaries, institutional clients, and Primus Trust advised clients should contact Primus Trust. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information how you can invest through your plan. Payments are made within 7 days of the redemption request. For more information see Item 11 of this prospectus.

Item 7. Tax Information

The Fund intends to make distributions, that may be taxed as ordinary income or capital gains, the last week of December every year. If you are investing through a tax advantaged account, such as IRA or an employer-sponsored retirement or saving plan, special rules may apply. For further information look at SAI item 24.

Item 8. Financial Intermediary Compensation

If you purchase the Funds shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

Item 9. Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objective: Preservation of Capital. This Fund portfolio investment objective is preservation of capital providing you with current income, consistent with the maturity and quality standards described in this prospectus.

Implementation of Investment Objectives: The Short-Term Bond Portfolio invest in treasuries, short term government bonds, commercial papers and corporate bonds and any other investment grade income paper with less than five years maturity. This Funds portfolio has a dollar-weighted average maturity of no more than 3 years, consisting primarily of debt securities rated as investment grade or better by Nationally Recognized Statistical Rating Organizations designated by the Funds investment adviser.

This Funds series portfolio will invest at least 80% of its assets in investment grade debt instruments and cash equivalents, and investment instruments like short term government treasuries, notes, or bonds, with main objective is to preserve capital. This Fund portfolio may invest up to 20% of its assets in debt securities in unrated securities determined by the Funds investment adviser to be of equivalent quality.

The Portfolio primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instruments that are not backed by the full faith and credit of the U.S. government. The Funds Portfolio may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond's principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers.

The Short-Term Bond Portfolio relies on the professional judgment of its investment adviser to make decisions about this Funds portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractive priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risks: The Short-Term Bond Portfolio is affected by the same risks that usually affect all debt instruments. Interests rate fluctuations, credit risk, liquidity in debt market are the most important risks in the Short-Term Bond Portfolio. However, due to its short-term time horizon, and the investment grade those risks are diminished to a level that allows the Investment Adviser to create a portfolio that fulfil the objective of capital preservation. There are some risks that are difficult to avoid, even in short term debt investments, such as political risks of decisions that may negatively affect liquidity or credit quality, health issues like the COVI 19 pandemic, terrorist attacks and environmental disasters, but as mentioned before the strategy used for this portfolio tends to mitigate the effects of these risks. For more about these risks see Item 4 of this prospectus.

A description of the Funds policies and procedures with respect to the disclosure of its Portfolio securities is available in its statement of additional information SAI and on its website.

Item 10. Management, Organization, and Capital Structure

Investment Advisers:

Primus Trust Mutual Fund is structured as a series investment company; each series represents a segregated portfolio of the Funds assets. A single board of directors governs Primus Trust Mutual Fund and its series portfolios. The Board is composed of three directors, two of them are disinterested independent directors. The board of directors' basis for approving the investment advisory, underwriter, administration, and transfer agent contracts is available in the Funds shareholder report. Primus Trust LLC investment advisers is the management firm selected to run the investment management, administration, and transfer agent for all Funds portfolios.

The Primus Trust Mutual Fund is an open-end management investment company organized as a Corporation in the State of Florida. Primus Trust LLC, investment advisers supervise the operations of the Fund according to applicable state and federal law.

Primus Trust LLC is the investment adviser and is responsible for the overall management, administration, internal accounting, and transfer agent. Primus Trust LLC pays all the fees and expenses of its transfer agent, the Fund accounting agent and administrator; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; and the costs of printing registration statements. To cover this expenses Primus Trust LLC receives the management fees, administration fees and transfer agent fees. The table of Annual Fund Operating Fees in item 3 shows the percentage to be charge to the fund.

Primus Trust LLC manages all the Funds obligations as to pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent auditors and legal counsel; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Board's liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made, bank transaction charges and custodian's fees.

Portfolio Managers are the Registered Investment Advisers RIA Manuel Gutierrez and Alejandro Gutierrez. More information about them in item 5 in this prospectus and item 20 of SAI.

The capital structure of Primus Trust Mutual Fund is composed of the members capital subscriptions and not debt of any type.

Item 11. Shareholder Information

Purchase and Sale of Fund Shares:

Pricing of Fund Shares, the Fund valuations are established at the end of each business day, defined as such each day that the New York Stock Exchange is open for business. At 4:00 pm, the stock's closing values for each day, as published by the market information services, are taken by the Fund and use to calculate the net asset value. The bond and other debt instruments prices are taken from the custodian daily price reports. After the Net Asset Value is calculated it is divided by the number of outstanding Fund shares and that result is the new price per share. The new subscriptions and partial or total redemptions of Fund shares are priced at the new price per share just calculated. Primus Trust Mutual Fund is not load fund, that means no charge for subscription or redemption of shares.

Purchase or Redemption of Fund Shares, you may purchase or redeem shares online through our website primustrust.com, by mail Primus Trust, 113 Roberson Rd. Suite A, Windermere, FL, 34786, or by telephone (352) 874 - 4487. The minimum investment amount required to open and maintain a Funds account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Funds account is $10. Financial intermediaries, institutional clients, and Primus Trust advised clients should contact Primus Trust for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.

The Fund reserve the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Adviser and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

The maximum time to pay a redemption solicited by the shareholders is 7 business days.

Tax Information:

The Fund distributes to shareholders all its net income as well as any realized capital gains. This occurs in the last week of December each year. You will receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. Distributions are taxable to you whether you reinvest these amounts in additional Fund shares or not. The Fund distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer sponsored retirement or savings plan, special tax rules may apply. For more information look at SAI item 24.

Item 12. Distribution Arrangements

The Fund has not sales or redemption load costs. The Fund has 12b-l fees arrangements for the distribution of its shares. The Plan has been approved by 100% of the Directors who are not interested persons (the "Disinterested Directors") of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on such Plan. Such approval included a determination that in the exercise of the reasonable business judgment of the Board of Directors and considering their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and their shareholders.

The Underwriter as the distributor pursuant to this Agreement, provide eligible shareholder services of the type identified in the Plan to the Fund. The Fund shall pay the Underwriter a daily fee based on the closing net asset value of Fund as was established in item 2 of this prospectus.

In no event may the aggregate annual fee paid to The Underwriter, pursuant to the Plan with respect to a Fund exceed 0.25% of the value of the net assets of the Fund (determined in the same manner as the Fund uses to compute its net asset values), without approval by 51% of the outstanding shares of the Fund.

The Underwriter shall furnish to the Board of Directors, for its review, on a quarterly basis, a written report of the amounts expended under the Plan by the Underwriter with respect to the Funds shares, and the purposes for which such expenditures were made.

This Agreement may be terminated with respect to the Fund by the Fund or by the Underwriter, by the vote of 51% of the Directors who are Disinterested Directors of the Fund, or by a vote of 51 of the outstanding shares of a Fund, on sixty (60) days written notice, all without payment of any penalty. This Agreement shall also be terminated automatically in the event of its assignment by The Underwriter or by any act that terminates the Plan. If this Agreement is terminated, the Underwriter ability to receive fees under the Plan shall be limited as provided for in the Plan.

Item 13. Financial Highlights Information

Primus Trust Mutual Fund is a new mutual fund and has not operated so far, therefore, has not produced any financial statement.

The back-cover page includes disclosure concerning the availability of the statement of additional information, and the annual and semi-annual reports.

"The information in this prospectus is not complete and may be changed. Neither we nor the selling stockholders may sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and neither we nor the selling stockholders are soliciting offers to buy these securities in any state where the offer or sale is not permitted."

Part B Information Required in a Statement of Additional Information

Item 14, Cover Page and Table of Contents

Primus Trust

Investment Advisers

PRIMUS TRUST MUTUAL FUND

Class D Shares

PROSPECTUS ___________, 2021

Suite A, 113 Roberson Rd. Windermere, Fl, 34786

PART B - STATEMENT OF ADDITIONAL INFORMATION (SAI)

______________, 2021

This Statement of Additional Information ("SAI") contains additional information about each series listed above. This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of Primus Trust Mutual Fund (The Fund) dated _____, 2021 as listed below, as it may be supplemented or revised from time to time. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Funds Prospectus, Annual Report, and/or Semi-Annual Report may be obtained, free of charge, by writing to Primus Trust LLC, 113 Roberson Rd, Suite A, Windermere, FL, 34786 or by calling 352 874 4487.

The information in this Statement of Additional Information is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated ___________, 2021.

Item 15. Fund History

Primus Trust Mutual Fund was organized as a Florida Corporation on February 8, 2021. Primus Trust Mutual Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund". The Corporation's Articles of Incorporation permits Primus Trust Mutual Fund to offer separate series ("portfolios") of shares. Primus Trust Mutual Fund reserves the right to create and issue shares of additional series. Each series is a segregated entity within Primus Trust Mutual Fund, and each share of the series represents an equal proportionate interest in that series. All consideration received by the Fund for shares of any series and all assets of such series belong solely to that series and would be subject to liabilities related thereto.

The decisions concerning the Fund will be taken with the dollar weight votes of each series with respect to the whole Fund investment in dollars. These decisions include change in the Board of Directors, and liquidation of the Fund.

The Fund pays its operating expenses, including fees of its service providers, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes, and organization expenses; and pro rata share of the Funds other expenses, including audit and legal expenses. Expenses attributable to a specific Portfolio shall be payable solely out of the assets of that Portfolio. Expenses not attributable to a specific Portfolio are allocated across all the Fund based on relative net assets.

The promoter of this mutual fund is Primus Trust LLC, investment advisers. At Primus Trust LLC we are actively committed to building a diverse and inclusive in all its forms, across gender, race, religion, sexual orientation, disability, ethnicity, and background. We believe this creates equal opportunities for our employees and better outcomes for our clients and communities.

Item 16. Description of the Fund and Its Investments and Risks

The Fund is an open end, management investment company, and is diversified as the term is defined under the Investment Company Act of 1940. The Fund portfolios meets the 75-5-10 test. Seventy Five percent of total assets are invested in securities issued by companies other than the investment company or its affiliates. Cash on hand and cash equivalent investments are counted as part of the 75% required investments in outside companies. Of this 75%, no more than 5% of total assets are invested in any one corporation's securities.

The Fund may invest in diversified portfolios ETFs which offer exposure to multiple asset classes through a single ticker. These ETFs vary in investment objectives and risk/return profiles, but typically invest in a mix of equities and fixed income securities. Using sectors ETF give an instant diversification through investing in a basket of securities in the that sector. Of this 75% the Fund own no more than 10% of an outside corporation's voting class securities.

The Strategic Stock Portfolio, a growth investment fund, may invest in stocks, bonds or other fixed income securities, and ETFs, including ETFs that hold a portfolio of securities which closely tracks the price performance and/or dividend yield of various indices. When this Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by that investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative. For example, shareholders may incur expenses associated with capital gains distributions by the Fund as well as the underlying funds in which the Fund invests.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF's net asset value ("NAV").

The Bond Portfolio, an income fund, diversifies among industries, sectors, government agencies and countries. Furthermore, this series has a time schedule maturity risk distribution to minimize cash and interest rate risk. Additionally, investments in fixed income involves certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market will be maintained.

The Short Term Bond Portfolio, capital preservation fund, has the same risk as the Strategic Bond Portfolio. However, due to the short-term maturity and duration and only investment grade debt instruments, the market risks are mitigated.

	Series 1 Shares Strategic Stock Portfolio	Series 2 Shares Bond Portfolio	Series 3 Shares Short Term Bonds Portfolio
Investment Objective	Growth Investments: Analyzes the relative performance of each sector in SPX 500 index to add the best performers to the portfolio and selling the worst performers still in the portfolio.	Income: The Bond Portfolio provides stable income with low capital risk with Investment Grade rate Bonds.	Capital Preservation: Investment objective is to provide you with current income, with investment grade income papers. Weight average maturing less than 3 years.
Most relevant Investment Risks	Systemic risk, Stock Market fluctuations. Unsystematic, those particular to a business or company.	The most important risks are: If market interest rate increases, bond price drops. Inflation larger than coupon rate. Credit risk of issuer.	In a lower effect than the Bond portfolio, the risks are: If market interest rate increases, bond price drops. Inflation larger than coupon rate. Credit risk of issuer.
Information use to calculate daily Net Asset Value for each series (Portfolio)	Calculated at 4:00 pm, with the stock's closing values for each day, as published by the market information services.	Daily information supplied by Custodians and market information services.	Daily information supplied by Custodians and market information services

The Fund discloses its policies, procedures, and the investment for each series (Portfolio) in its Prospectus and in this Statement of Additional Information SAI. Additionally, Portfolio's securities and any ongoing arrangements for each series are shown in the web page www.primustrust.com .

Item 17. Management of the Fund

At the head of the Fund stands the shareholders, represented in the management by the Board of Directors. To run the daily operations, there are four basic agreements with investment advisers, the underwriter, the administrator, and the transfer agent agreement.

Board of Directors:

The Board of Directors is composed of three directors, two of them are independent. Independent directors are those not related in any way to the Investment Manager, underwriters, administrator, transfer agent or any company that provide any service to the Fund. According to the Supreme Court, the independent directors have "the primary responsibility" for looking after the interests of the Funds shareholders and serve as "independent watchdogs" who "furnish an independent check" upon the management of the Fund.

The duties and responsibilities of a director of the Fund derive from the corporate laws of the State of Florida and the Investment Company Act of 1940. This act not only contains certain provisions bearing directly on the duties of a director, but in addition prescribes several standards governing the activities of investment companies to which the companies, acting through their officers and directors, must conform.

Directors must perform oversight responsibilities with the care of a prudent person under similar circumstances. Directors must act in the best interests of the Fund and its shareholders, including avoiding conflicts of interest with Fund and shareholders; not putting personal interests before Fund and shareholders; and not profiting from position as a fiduciary.

Six Statutory Responsibilities requiring Board votes are: Advisory agreements, underwriting agreements, administrator and transfer agent agreements, valuation of securities procedures and approval of independent auditors.

The initial Board Members, are shown in the table below, including any interest to the service providers, compensation, and ownership of Funds shares.

Directors	Interested Person Associated	Compensation	Percentage votes	Professional Background
Alejandro Gutierrez	Interested Person Associated with the Investment Adviser. and Principal Underwriter. Associated Family members.	$500 per meeting plus, reasonable travel expenses.	33.33%	Accountant
Tomas Socias	Independent disinterested Director	$500 per meeting plus, reasonable travel expenses.	33.33%	Lawyer
Eduardo Quintero	Independent disinterested Director	$500 per meeting plus, reasonable travel expenses.	33.33%	Lawyer

Two of the three directors are independent disinterested directors, that is 66.67% of the board are independent of any affiliated business provider, or family related. Only one Director is interested person with voting percentage of 33.33%. The Investment adviser and underwriter contract must be approved by the two independent directors, that is 66.67% of the voting rights of the board.

Advisory and Underwriting Agreements (Section 15). The Board (including 51% of the independent directors) must approve investment advisory (Exhibit d) and principal underwriting (Exhibit e) agreements at in-person meetings called for the purpose of voting on such approvals. The Board has a duty to request and evaluate such information as may reasonably be necessary to evaluate the terms of any advisory contract. After an initial two-year period following approval, board must approve the renewal of advisory, underwriting, administrator (Exhibit h1), and transfer agent (Exhibit h2) agreements annually.

Valuation and approval of auditors (Section 2(a)(41) and Rule 2a-4): The valuation, when market quotations are not readily available, then, securities must be valued at "fair value as determined in good faith by the board of directors". SEC views fair valuation as a non-delegable responsibility. The Board may appoint others to make fair value calculations pursuant to board-approved methodologies. Approval of Independent Auditors (Section 32). The Fund may not file any financial statement signed or certified by an auditor unless selected by 51% of the independent directors.

Affiliated Transactions: Board must adopt compliance procedures reasonably designed to provide that affiliated brokers' fees are reasonable and fair compared to unaffiliated brokers' fees (Rule 17e-1), purchases of offerings underwritten by an affiliated broker-dealer comply with certain conditions (Rule 10f-3), and transfers between affiliated funds meet certain pricing and other standards (Rule 17a-7). The Board must review transactions quarterly and determine that they were affected in compliance with procedures (Independent Directors Council No-Action Letter October 12, 2018, SEC Staff would not recommend enforcement action if, rather than making the determination themselves the board receives a quarterly representation from the chief compliance officer (CCO) that transactions effected in reliance on Rules 10f-3, 17a-7 or 17e-1 complied with the board approved procedures)

Code of Ethics: Fund and its adviser and principal underwriter must adopt, and board (including majority of independent directors) must approve, a code of ethics (Exhibit p) that contains provisions reasonably necessary to prevent access persons from engaging in prohibited personal trading. The Board must approve any material change within 6 months. The Fund and adviser and underwriter report annually to board describing any issues.

Compliance Program (Rule 38a-1): Board must approve compliance policies and procedures of the Fund and certain service providers. The Board must approve chief compliance officer (CCO) and compensation. The CCO reports to board at least annually regarding operation of program, recent and proposed material changes, and material compliance matters. The CCO meets annually with independent directors in executive session.

Liquidity Risk Management Program (Rule 22e-4): Board must approve the Liquidity Risk Management Program summary and the LRMP administrator. The Board must review annually a written report of the LRMP's adequacy and effectiveness and any material changes to LRMP. The Board receives reports if the Fund falls below its "Highly Liquid Investment Minimum" of more than 7 calendar days for any redemption, or the Fund exceeds its 15% illiquid holdings maximum, within 1 business day.

Board Committees: The Audit Committee, maintains relationship with auditor, assesses auditor independence and pre-approvals, designates Audit Committee Financial Expert, and adopts Audit Committee Charter. The Compliance Committee. Investment Committee. Governance Committee. Nominating Committee.

Among other general responsibilities The Board pays special attention to the return and risk and monitoring the performance of the fund managers with respect to the benchmark, and its adherence to the objectives and risk levels that are implied by the benchmark.

The Funds investment adviser and principal underwriter have adopted codes of ethics under Rule 17j-1 under the 1940 Act.

When the Fund invests in voting securities the proxy voting policies and procedures will be posted in the web page primustrust.com and shareholders are informed how the fund voted its proxies.

The Investment Adviser:

The investment adviser is responsible for selecting portfolio investments in accordance with the objective(s) and policies established in the Fund registration statement. The Investment adviser also place portfolio orders with broker-dealers and is responsible for seeking to obtain best price and most favorable execution for Fund orders. The adviser's precise responsibilities are defined by its contract with the Fund (Exhibit d).

Primus Trust LLC Investment Advisers is a Limited Liability Company established on January 08, 2018. The principal members are Manuel Gutierrez and Alejandro Gutierrez. Primus Trust Investment Advisers is an independent, registered investment advisory firm providing portfolio management and financial planning to private individuals and business in security investments, retirement and pension plans, trust, and estates. To fulfill this objective, Primus Trust Investment Advisers work in a fiduciary capacity, with each client in the design a suitable plan that meets his goals and constraints.

Primus Trust Investment Advisers: Manuel A. Gutierrez CRD# 6901609 and Alejandro Gutierrez CRD# 6901613.

Item 18. Control Persons and Principal Holders of Securities

Requires disclosure of any controlling person (ownership of 25% of the Fund voting securities or actual control) and a description of the control relationship; also requires the disclosure of the name and address of any person or beneficiary who holds of record more than 5% of the Fund equity securities. There are not controlling persons.

Investor	Type	Amount	Percentage
Manuel Gutierrez, 2880 Beaver Ridge Loop, Clermont, Fl, 34711	Adviser, promoter, initial shareholder.	$70,000	70%
Alejandro Gutierrez, 2696 Kingston Ridge Dr. Clermont, Florida 34711	Adviser, promoter, initial shareholder.	$10,000	10%
Adriana Gutierrez, 1772 Nature Cove Lane, Clermont, FL, 34711	Initial shareholders	$10,000	10%
Gabriela Brillhart, 68 Mountain View Rd. Demarest, NJ, 07627-2011	Initial shareholders	$10,000	10%
	TOTAL	$100,000	100%

Item 19. Investment Advisory and Other Services

Primus Trust LLC Investment Advisers has signed the advisory service (Exhibit d), Primus Trust LLC the administration (Exhibit h1), and transfer agent (Exhibit h2) agreements, and will receive annual commission for these services calculated and charged daily based on the NAV at the end of each day. The commission for each service annual rate, for the Investment Adviser, for the Administration and for the transfer Agent are calculated daily by multiplying the rate by the closing daily net asset value divided by 360.

Primus Trust Investment Advisers is owned and controlled by Manuel Gutierrez and Alejandro Gutierrez. They are the portfolio managers, and their experience is described in the next item 20.

Primus Trust LLC is a Florida Limited Liability Company, registered January 8, 2018. The file number is L18000006699. State Securities Regulation Primus Trust LLC, Investment Adviser firm registration CDR#292269 effective date 3/19/2018.

Item 20. Portfolio Managers

The portfolio managers are fully dedicated to managing the Fund. The portfolio managers receive a compensation equivalent to an annual rate of 0.5% calculated on the daily basis of the Net Asset Value, this payment comes out of the 0.9% paid to the investment adviser. The portfolio managers own less than 10% of the total outstanding securities in the Fund.

Manuel A. Gutierrez:

CRD# 6901609, address 113 Roberson Road, Suite A Windermere FL 34786. (352) 874-44-87, Born: 1943.

Education: BS Electrical Engineering, Georgia Institute of Technology, Atlanta - 1967. Master Science Electrical Engineering, Georgia Institute of Technology, Atlanta - 1972.

Business Background: 09/2012 - Present Manager at My Kids Academy, LLC. 03/2010 - 08/2012 Manager of Primus Trust, LLC, Real Estate developer in the Orlando, State of Florida, USA 06/1996 - 11/2007 Chairman and CEO at Primus Seguros. Insurance company in Venezuela. 06/1996 - 04/2000 Chairman and CEO at Central Entidad de Ahorro y Prestamo. Saving and Loan institution in Venezuela. 03/1995 - 6/1996 Director Banco Nacional de Ahorro y Prestamo. Second floor mortgage government bank in Venezuela. 09/1977 - 09/1994 Professor of and Coordinator of Graduate Programs of Operations Research at Universidad Central de Venezuela.

Disciplinary Information There are no legal or disciplinary events that are material to a client's or prospective client's evaluation. Manuel A. Gutierrez does not receive any economic benefit from any person, company, or organization, other than Primus Trust Investment Advisers in exchange for providing clients advisory services through Primus Trust Investment Advisers.

Manuel Gutierrez is the Chief Compliance Officer of Primus Trust Investment Advisers; Manuel A. Gutierrez supervises all activities of the firm. Manuel A. Gutierrez adheres to applicable regulatory requirements, together with all policies and procedures outlined in the firm's code of ethics and compliance manual. Manuel A. Gutierrez has not been involved in any arbitration award or liability, or any civil, self-regulatory organization, or administrative proceeding reportable under this item. Manuel A. Gutierrez has not been the subject of a bankruptcy petition.

Alejandro Gutierrez:

CRD# 6901613, address 113 Roberson Road, Suite A Windermere FL 34786. (352) 256-5533, Born: 1976.

Education: BA Accounting, Universidad Santa Maria. Caracas, Venezuela - 2003.

Business Background: 09/2012 - Present Manager at My Kids Academy, LLC. 02/2006 - Present CFO at Aquarelle Kids, LLC. 02/2002 - 02/2006 Finance Manager at Primus Financial Services. 03/2001 - 02/2002 Trust Manager at Primus Financial Services. 01/1999 - 03/2001 Assistant Accounting at Primus Insurance. 04/1997 - 01/1999 Customer Services at Primus Organization. There are no legal or disciplinary events that are material to a client's or prospective client's evaluation. Currently part time as one of the Manager at My Kids Academy, LLC and Aquarelle Kids, LLC.

Alejandro Gutierrez does not receive any economic benefit from any person, company, or organization, other than Primus Trust Investment Advisers in exchange for providing clients advisory services through Primus Trust Investment Advisers. As a representative of Primus Trust Investment Advisers, Alejandro Gutierrez is supervised by Manuel A. Gutierrez, the firm's Chief Compliance Officer.

Manuel A. Gutierrez is responsible for ensuring that Alejandro Gutierrez adheres to all required regulations regarding the activities of an Investment Adviser Representative, as well as all policies and procedures outlined in the firm's code of ethics and compliance manual. The phone number for Manuel Gutierrez is (352) 874-4487. Alejandro Gutierrez has not been involved in any arbitration award or liability, or any civil, self-regulatory organization, or administrative proceeding reportable under this item. Alejandro Gutierrez has not been the subject of a bankruptcy petition.

Item 21. Brokerage Allocation and Other Practices

The Fund choose the Broker and custodians taking into considerations its trajectory, reputation, and transaction and custodian fees. As well as quality of service and information platform to support the daily calculations of the Net Asset Value. The Fund and Primus Trust Investment Advisers are independent and only related to the brokers custodians selected by the service that they provide to the Fund.

The Fund use Charles Schwab and InteractiveBrokers, as brokers and custodians (Exhibit g). The Fund may add other brokers and custodians when needed. The commissions charged by these two brokers to purchase or sale stocks in the US markets run below $5.00 per trade, and under $50.00 per trade in bonds or other debt instruments. There is not charge for custodian service.

Item 22. Capital Stock and Other Securities

The Fund may invest in any stock, ETF, bond, preferred stocks, REIT, United States, and foreign country government bonds, ADRs. The Fund invest in coverage option strategies like including covered call and put. The Fund will not invest uncovered options, will not take loans, will not invest in real estate other than REIT or ETFs specialized in real estate. The Fund will not sell short positions in any security.

Item 23. Purchase, Redemption, and Pricing of Shares

You may purchase or redeem shares any business day when the New York Exchange NYSE is open for regular trading. You may contact us online through our website www.primustrust.com, by mail or telephone shown in the back of this prospectus. The minimum investment amount required to open a Fund account is $1,000. The minimum investment amount required to add to an existing Fund account is $10. The Fund is a no load fund, there are not charges at purchase or sale of its shares. The Net Asset Value NAV per share at the closing time is the total price per share you pay or receive when you buy or sale your Funds shares.

Item 24. Taxation of the Fund

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate, or gift tax, or foreign, state, or local tax concerns affecting the Fund and its shareholders. The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

Primus Trust Mutual Fund is a regulated investment company ("RIC"), and therefore receives special treatment under Part I of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended ("Subchapter M") ("Code"). A RIC can eliminate corporate tax liability (and thus achieve so-called "pass-through" treatment). The Fund is treated as a separate corporation for federal tax purposes, those requirements apply to each of Primus Trust Mutual Funds series separately. Thus, a RIC (i.e., a regulated investment company) is not necessarily the same as a registered investment company.

Domestic Corporation Registered under the 1940 Act. The Fund is a domestic corporation, organized under Florida state corporation statute. The fund filed Form N-8A with the Securities and Exchange Commission ("SEC") when organized, and the fund elected to be a RIC (section 851(b)(1). The election is made simply by filing a federal income tax return on Form 1120- RIC.)

Gross Income Requirement. The Fund derives at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income including gains from options, derived with respect to its business of investing in securities or those currencies.

Diversification Requirements. The Fund satisfy the diversification requirement in section 5(b)(1) of the 1940 Act, at least 75% of assets must always be so diversified following the rule 75-5-10. The Fund does not invest more than 5% of its value in a single issuer and does not invest more than 10% of a single issuer's voting right.

Distribution Requirement. The Fund distributes to its shareholders for each taxable year at least 90% of the sum of its "investment company taxable income". which generally consists of

(1) net investment income,

(2) the excess of net short-term capital gain (essentially, net gain from the sale or exchange of capital assets held for one year or less) over net long-term (more than one year) capital loss ("short-term capital gain"), and

(3) net gains and losses from certain foreign currency transactions, all determined without regard to the dividends-paid deduction plus its net interest income excludable from gross income under section 103(a) ("Distribution Requirement"). See section 852(a)(1).

There is no requirement to distribute any "net capital gain" (i.e., the excess of net long-term capital gain over net short-term capital loss). Dividends and other distributions that a RIC declares in the last quarter of any calendar year, are payable to shareholders of record on a date in that quarter and are actually paid during the following January are deemed to have been paid by the RIC and received by the shareholders on December 31 of that year ("Year-end Dividend Rule"), section 852(b)(7).

Thus, if a RIC makes qualifying distributions to its shareholders of all its net ordinary income and net realized gains, it avoids the "double taxation" that applies to normal corporations and their shareholders and instead receives pass-through treatment. Note that although shareholders are deemed to have received distributions subject to the Year-end Dividend Rule on December 31 of the year in which they are declared, spillover dividends are taxable to shareholders in their taxable year in which they receive the dividends.

A RIC will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of (1) 98% of its ordinary (not including tax-exempt) income for that year, (2) 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus (3) 100% of certain other amounts (known as the "prior year shortfall"). See section 4982(a).

The Fund distributes to shareholders all its net income as well as any realized capital gains. This occurs in the last week of December each year. You will receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

Distributions are taxable to you whether you reinvest these amounts in additional Fund shares or not.

Distributions declared in December, if paid to you by the end of January, are taxable as if received in December.

Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on qualified dividend income, if any, distributed by the Fund.

Any distribution of realized net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

Capital gains distributions may vary considerably from year to year because of the Fund normal investment activities and cash flows.

A sale or exchange of Funds shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

Primus Trust will send you a statement each year showing the tax status of all your distributions.

Net investment income considers distributions paid by the Fund and capital gains from any sale or exchange of Fund shares. Dividend distributions and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Funds shares, may be subject to state and local income taxes.

Primus Trust Mutual Fund must withhold 24%, or other percentage as required by the IRS, of any taxable distributions or redemptions from your account if you do not provide or certify your correct taxpayer identification number or confirm that you are not subject to backup withholding. Non-US investors should be aware of US withholding and estate taxes and certain US tax reporting requirements may apply.

Item 25. Underwriters

The Fund is considered a "no load" fund with 12b-1 program charge of 0.25% annually, calculated daily dividing by 360. This approach is consistent with no load status and 1940 Act principles.

Primus Administrator Corp, as the principal underwriters, employ its own sales force to distribute the Fund shares. The principal underwriters may distribute each Funds series shares through independent broker-dealers with which the principal underwriter has selling agreements (Exhibit e). The contract obligates the underwriter to sell fund shares on a "best efforts" basis. The Contract assign responsibilities delegated to the underwriter under the Funds Anti-Money Laundering ("AML") Program, to follows the requirements and recommendations given by the Securities and Exchange Commission in the "Anti-Money Laundering (AML) Source Tool for Brokers-Dealers " shown at the page www.sec.gov/about/offices/ocie/amlsourcetool.htm.

As required by Section 15 of the 1940 Act Primus Administrator Corp, signed the underwriting contract with the Fund, approved by the board of directors, including 51% of the disinterested directors. The underwriting contracts need not be approved by shareholders. This contract continues after its initial term of two years if its continuance is approved least annually by the disinterested directors in person, at a meeting specifically called for that purpose or by the shareholders.

Primus Administrator Corp is a corporation organized under the laws of State of Florida, filed on January 23, 2012. The document number of this file is P12000007648. Primus Administrator Corp underwriter contract is shown in (Exhibit e).

Item 26. Calculation of Performance Data

Because the Fund has not yet commenced investment operations, no performance information is available for the Fund.

Item 27. Financial Statements

Because the Fund has not yet commenced investment operations, no financial statements are available for the Fund.

Part C - Other Information

Primus Trust

Investment Advisers

PRIMUS TRUST MUTUAL

Class D Shares

PROSPECTUS ___________, 2021

Suite A, 113 Roberson Rd. Windermere

PART C - OTHER INFORMATION

Item 28. Exhibits

Exhibits (including Articles of Incorporation, By-laws, advisory, custodian, transfer agency and other contracts entered by the fund).

a) EXHIBIT A

ARTICLES OF INCORPORATION:

Article I

Entity Name: Primus Trust Mutual Fund Inc.

Article II

Address: 113 Roberson Rd. Suite A, Windermere, FL, 34786.

Article III

Purpose Clause: Primus Trust Mutual Fund Inc., the Fund, is an investment company that offer multiple portfolios or "series" of shares, each having different investment objectives, policies, and potential investors, usually known as "series funds".

Article IV

Shares: The initial number of shares the corporation is authorized to have is one million shares (1,000,000). However, Primus Trust Mutual Fund Inc. is an open-end mutual fund, and the Board is authorized to issue an unlimited number of full and fractional shares of beneficial interest in the Fund and to classify or reclassify any unissued shares into one or more series of shares. The Funds Articles of Incorporation further authorizes the Board to classify or reclassify any series of shares into one or more classes. The Funds shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund or an individual series Portfolio, shareholders of a series are entitled to receive the assets available for distribution belonging to the series, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets of the Fund not belonging to any particular series which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Funds outstanding shares may elect all the Board, irrespective of the votes of other shareholders.

Rule 18f-2 under the Security Exchange Commission (SEC) 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the series Portfolio affected by the matter. A series Portfolio is deemed to be affected by a matter unless the interests of the series Portfolio in the matter are substantially identical or that the matter does not affect any interest of the series Portfolio. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a series Portfolio only if approved by a majority of the outstanding shares of such series Portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of the Board may be effectively acted upon by shareholders of the Fund voting without regard to series or class.

Each Series is a separate Portfolio in the mutual fund, and each share of each series Portfolio represents an equal proportionate interest in that series Portfolio. All consideration received by the Board for shares of any series Portfolio and all assets of such series Portfolio belong solely to that series Portfolio and would be subject to liabilities related thereto. Each series Portfolio of the Fund pays its operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes, and organization expenses; and pro rata share of the series Portfolio's other expenses, including audit and legal expenses. Expenses attributable to a specific series Portfolio shall be payable solely out of the assets of that series Portfolio. Expenses not attributable to a specific series Portfolio are allocated across all the series Portfolios based on relative net assets.

The Fund does not hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Funds shares, the Fund will call for a meeting of shareholders to consider the removal of one or more members of the Board and other certain matters. To the extent required by law, the Fund will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Funds shares as the Board may deem desirable.

Shareholder Approval of Certain Actions as changing domicile; Amending articles of incorporation; Merging or dissolving the corporation is required.

Article V

Directors:

Alejandro Gutierrez, 2696 Kingston Ridge Dr. Clermont, Florida 34711.

Tomas Ignacio Socias, 5615 Jordan Rd.Bethesda, Md 20816.

Eduardo Quintero, 1067 Glenraven Ln, Clermont, Florida 34711.

Article VI

Registered Agent: Alejandro Gutierrez, 113 Roberson Rd. Windermere, FL, 34786

Article VII

Incorporator: Manuel Gutierrez, 2880 Beaver Ridge Loop, Clermont, Fl, 34711

Having been named as registered agent to accept service of process for the above stated corporation at the place designated in this certificate, I am familiar with and accept the appointment as registered agent and agree to act in this capacity.

Alejandro Gutierrez, Signature Registered Agent Date

I submit this document and affirm that the facts stated herein are true. I am aware that the false information submitted in a document to the Department of State constitutes a third-degree felony as provided for in s.817.155, F.S.

Manuel Gutierrez, Signature Incorporator Date

(b) EXHIBIT B

BY LAWS

Primus Trust Mutual Fund, The Fund is governed by a Board of three directors, two of them no affiliated to any of the service providers to the Fund. The Board may create committees to facilitate the administration of the Fund, assign the duties of officers, the conduct of board and shareholder meetings, and other similar issues.

The by-laws can be amended by the directors without shareholder approval.

The Funds management is contracted to Primus Trust LLC., a registered Investment Adviser.

Agenda of the organizational meeting: Before an entity commences operations, the directors take all actions to allow the entity to commence doing business, including the following: (1) the formal election of directors and officers, (2) the ratification of the articles of incorporation and adoption of the by-laws, and (3) the transaction of other business, including approval of arrangements with fund service providers (such as its investment adviser, transfer agent, administrator, underwriter and custodian), adoption of procedures, and the conduct of other actions mandated by regulatory requirements or that are otherwise deemed appropriate.

Federal and State Taxes: The N-8A is filed the with the Securities and Exchange Commission SEC, the same day the entity is organized as a corporation. The Internal Revenue Code provides pass-through tax treatment every day of the tax year, to entities registered as investment companies with the SEC. The net income of a regulated investment company is the same as its federal investment company taxable income, i.e., no State Taxes.

Name and Address of the Initial Directors:

Alejandro Gutierrez, Kingston Rd, Clermont, FL, 34711, affiliated director

Tomas Ignacio Socias, Virginia, independen director

Eduardo Quintero, Clermont, independent director

Approval of arrangements with fund service providers:

Investment Adviser and Fund Manager: Primus Trust LLC

Transfer Agent: Primus Trust LLC

Distributor Underwriter: Primus Administrator Corp

Custodian: Charles Schwab and Interactive Brokers

(c) EXHIBIT C

INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

From Articles of Incorporationof Primus Mutual Fund, the Fund: Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund or an individual series Portfolio, shareholders of a series Portfolio are entitled to receive the assets available for distribution belonging to the series Portfolio, and a proportionate distribution, based upon the relative asset values of the respective series Portfolio, of any general assets of the Fund not belonging to any series Portfolio which are available for distribution.

Each Series is a separate Portfolio in the mutual fund, and each share of each series Portfolio represents an equal proportionate interest in that series Portfolio. All consideration received by the Board for shares of any series Portfolio and all assets of such series Portfolio belong solely to that series Portfolio and would be subject to liabilities related thereto.

The Fund does not hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Funds shares, the Fund will call for a meeting of shareholders to consider the removal of one or more members of the Board and other certain matters. To the extent required by law, the Fund will assist in shareholder communication in such matters.

(d) EXHIBIT D

INVESTMENT ADVISERS CONTRACT BETWEEN PRIMUS TRUST MUTUAL FUND Inc. THE "FUND" AND PRIMUS TRUST LLC, THE "INVESTMENT ADVISERS".

General Responsibilities. The Investment Adviser is responsible for selecting portfolio investments in accordance with the objective(s) and policies established by each Funds series registration statement. The Investment Advisers also place portfolio orders with broker-dealers and is responsible for seeking to obtain best price and most favorable execution for each Funds series orders. The adviser's precise responsibilities are defined by this contract with the Fund. The Investment Adviser performs its services pursuant to this written contract with the Fund, as required by Section 15 of the Investment Company Act, as amended ("1940 Act"), was approved initially by a majority of the Funds outstanding voting securities and by a majority of the board of directors, including a majority of the directors who are not parties to the contract or interested persons of any such party ("disinterested directors"). This master agreement covers all series portfolios and was approved by shareholder separated by each series. Approval of the disinterested directors was in person, at the organizational meeting specifically called for the purpose of voting on the advisory contract.

As Rule 15a-4 provides relief from the shareholder approval requirement and permits the Investment Adviser to serve, pursuant to an advisory contract that has not been approved by shareholders, for up to 150 days after certain types of termination of the advisory contract, subject to certain further conditions. The rule treats terminations resulting from assignments in which the advisory firm or an interest in the advisory firm was sold differently from terminations resulting from an involuntary assignment (e.g., one resulting from death of the controlling shareholder) or a nonrenewal by the independent directors.

The Fund will pay to the Investment Adviser an annual fee of 0.90% of the Funds closing daily net assets under the investment adviser's management, calculated, and charged daily.

This contract will continue after its initial term of two years if its continuance is approved annually by the board of directors or the shareholders. Section 15(c) requires that the continuance be approved by the disinterested directors in person, at a meeting specifically called for the purpose of voting on continuance of the advisory contract. This contract permits its termination by the board of directors or the shareholders at any time, without penalty, on not more than 60 days' prior written notice to the Investment Adviser. This contract provides automatic termination in the event of its assignment. An assignment, as defined in Section 2(a)(4) of the 1940 Act, generally includes any direct or indirect transfer or hypothecation of a contract, or of a controlling block of the assignor's outstanding voting securities by a security holder of the assignor (a) A transfer of a "controlling block" is presumed to occur if a person who owns more than 25% of the voting securities of the adviser ceases to do so and the transfer results in another person owning more than 25% of the voting securities of the adviser. (b) However, a transaction that does not result in a change of actual control or management of the investment adviser (e.g., a transfer of the current adviser's contract and its management personnel to a new entity under common control with that adviser) is not an assignment.

If there is an assignment, Rule 15a-4 may provide interim relief to the investment adviser and permit it to operate under a new contract prior to shareholder approval. The conditions imposed by the rule are different depending on whether the assignment involved the receipt of consideration by the adviser or a controlling person of the adviser. A fund wishing to rely on Rule 15a-4 in a case where consideration was paid must comply with the SEC's rules on director independence.

The Investment Adviser's may retain one or more subadvisors. The Investment Adviser has full authority to manage the fund so that the adviser may take over without obtaining shareholder or Board approval of a revised agreement if a subadvisor contract terminates. The Investment Adviser has the authority to engage in soft dollar transactions. This contract authorizes the investment adviser to use brokers and dealers who provide the adviser with research, analysis, and similar services and to pay such brokers and dealers a higher commission than may be charged by other brokers.

The Investment Adviser has ownership of the Funds name and has rights to the name of the Fund in the event the adviser ceases to provide advisory services to the Fund.

Other administration responsibilities included in this contract are: (a) overseeing the performance of other service provided to the Fund; (b) ensuring that the Funds operations comply with applicable state and federal requirements; (c) providing support for the board of directors; providing general accounting services and internal controls; and responsibility for preparing and filling SEC, tax, shareholder, and other reports.

Section 15(c) of the 1940 Act requires the board to request and evaluate the information as may be reasonably necessary to evaluate the terms of the advisory contract at issue.

Date _______________________________________

Board Members:

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Primus Trust LLC, the Investment Adviser

__________________________________________ __________________________________

Manager's Name Manager's Signature

(e) EXHIBIT E

UNDERWRITING CONTRACT BETWEEN PRIMUS TRUST MUTUAL FUND Inc. THE "FUND" AND PRIMUS ADMINISTRATOR CORP, THE PRINCIPAL "UNDERWRITER"

The Principal Underwriter will distribute Fund shares through independent broker-dealers with which the underwriter has selling agreements or may employ its own sales force to distribute Fund shares.

The Principal Underwriter performs its services pursuant to this written contract with the Fund. As required by Section 15 of the 1940 Act the Underwriting contract with the Fund was approved by the board of directors, including 51% of the disinterested directors. The disinterested directors were in person, at the meeting specifically called for that purpose.

The underwriting contract may continue after its initial term of two years if its continuance is approved annually by the board of directors or the shareholders. Section 15(c) further requires that the continuance also be approved by the disinterested directors in person, at a meeting specifically called for that purpose.

This Contract terminates automatically in the event of its assignment. An assignment is determined by reference to Section 2(a)(4) of the 1940 Act, which defines the term to include any direct or indirect transfer or hypothecation of a contract, or of a controlling block of the assignor's outstanding voting securities by a security holder of the assignor. A transfer of a "controlling block" is presumed to occur if a person who owns more than 25% of the voting securities of the adviser ceases to do so and the transfer results in another person owning more than 25% of the voting securities of the underwriter. However, a transaction that does not result in a change of actual control or management of the underwriter (e.g., a transfer of the current underwriter's contract and its management personnel to a new entity under common control with that underwriter) is not an assignment.

This Contract obligates the underwriter to sell fund shares on a "best efforts" basis. The Fund is responsible for registering the Funds shares with the SEC and making required notice filings with the states; The Underwriter is obligated to apply the Funds Anti-Money Laundering ("AML") Program.

The Principal Underwriter will bear the costs of preparing and distributing the Funds prospectus and statement of additional information to existing shareholders and will pay all distribution-related expenses, including the costs of printing and distributing the Funds prospectus, statement of additional information and other sales literature to prospective shareholders. The Principal Underwriter receive 0.25% of each Funds series portfolio closing daily net assets under the investment adviser's management, calculated, and charged daily. Payments pursuant to the Funds 12b-1 Distribution Plan.

Both the Fund and the underwriter are subject to liability under Section 12(a)(2) of the 1933 Act if Funds shares are sold by means of false or misleading statements. The contracts provide for cross-indemnification between the Fund and the underwriter, depending on which party provided the information found to be false or misleading. The underwriter cannot make any statements in advertising or sales literature that is not contained in the Funds prospectus or statement of additional information not approved by the Fund. The underwriter cannot use of shareholder lists for purposes other than marketing of Fund shares.

The Underwriter is obligated to follows an Anti-Money Laundry (AML) program. Since there are continuous changes in these programs, the requirements and recommendations given by the Securities and Exchange Commission in the "Anti-Money Laundering (AML) Source Tool for Brokers-Dealers " shown at the page www.sec.gov/about/offices/ocie/amlsourcetool.htm must be follow very closely.

Section 15(c) of the 1940 Act requires the board to request and evaluate the information as may be reasonably necessary to evaluate the terms of the underwriter contract at issue.

Date _______________________________________

Board Members:

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Primus Administrator Corp, the Principal Underwriter

__________________________________________ __________________________________

Manager's Name Manager's Signature

(g) EXHIBIT G

CUSTODIAN AGREEMENTS. CUSTODIAN AGREEMENTS AND DEPOSITORY CONTRACTS UNDER SECTION 17(F) [15 U.S.C. 80A-17(F)] CONCERNING THE Funds SECURITIES AND SIMILAR INVESTMENTS, INCLUDING THE SCHEDULE OF REMUNERATION.

The Custodians are Charles Schwab and Interactive Brokers.

The Charles Schwab Corporation provides a full range of brokerage, banking, and financial advisory services through its operating subsidiaries. Its broker-dealer subsidiary, Charles Schwab & Co., Inc. (member SIPC), offers investment services and products, including Schwab brokerage accounts. Its banking subsidiary, Charles Schwab Bank (member FDIC and an Equal Housing Lender), provides deposit and lending services and products. Access to Electronic Services may be limited or unavailable during periods of peak demand, market volatility, systems upgrade, maintenance, or for other reasons.

Interactive Brokers LLC (IB) is a U.S.-based brokerage firm. It operates the largest electronic trading platform in the U.S. by number of daily average revenue trades. The company offers the following services: brokerage in stocks, options, futures, EFPs, futures options, forex, bonds, and funds.

The company is headquartered inGreenwich, Connecticut and has offices in four cities. It is the largest subsidiary of the brokerage group Interactive Brokers Group, Inc., which was founded by Chairman Thomas Peterffy, an early innovator in computer-assisted trading. IB is regulated by the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the New York Stock Exchange, the Commodity Futures Trading Commission, National Futures Association, Chicago Mercantile Exchange and other self-regulatory organizations. The company is a provider of fully disclosed, omnibus, and non-disclosed broker accounts and provides correspondent services to 200 introducing brokers worldwide. The company serves 607,000 client brokerage accounts, withUS$128.4 billion customer equity. Interactive Brokers Group owns 40 percent of the futures exchange One Chicago, and is an equity partner and founder of the Boston Options Exchange.

Date _______________________________________

Board Members:

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

(h1) EXHIBIT H1

ADMINISTRATION CONTRACT BETWEEN PRIMUS TRUST MUTUAL FUND INC. THE "FUND" AND PRIMUS TRUST LLC, THE "ADMINISTRATOR":

This Administration Contract includes the following responsibilities to the Administrator: overseeing the performance of certain other service providers to the fund; ensuring that the Funds operations comply with applicable state and federal requirements; providing support for the board of directors; providing general accounting services and internal controls; and responsibility for preparing and filing SEC, tax, shareholder, and other reports.

The Administrator receive 0.05% of each Funds series portfolio closing daily net assets under the investment adviser's management, calculated, and charged daily.

This contract permits its termination by the board of directors or the shareholders at any time, without penalty, on not more than 60 days' prior written notice to the Administrator.

Date _______________________________________

Board Members:

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Primus Trust LLC, the Administrator

__________________________________________ __________________________________

Manager's Name Manager's Signature

(h2) EXHIBIT H2

TRANSFER AGENT CONTRACT BETWEEN PRIMUS TRUST MUTUAL FUND INC. THE "FUND" AND PRIMUS TRUST LLC, THE "TRANSFER AGENT":

This Transfer Agent and related services Contract includes the following responsibilities to the Transfer Agent: provide transfer agency service, dividend disbursing and shareholder services. The Transfer Agent maintains records concerning each Funds series shareholder accounts, which include records of daily investor purchases, redemptions, account balances and non-financial transactions. The Transfer Agents prepare and mail to shareholders periodic account statements, federal income tax information and other shareholder notices, and prepare and mail on behalf of the Fund, its principal underwriter and the broker involved, daily confirmations of transactions in fund shares. Transfer agents are regulated under Section 17A of the 1934 Act. The Transfer Agent calculates dividends, directs their payment by the Funds custodian and maintains dividend payment records. The Transfer Agent handles shareholder correspondence and responds to shareholder inquiries regarding the status of their accounts.

The Transfer Agent to maintain the records relating to the prescribed services to the extent and in the manner required of the fund under the 1940 Act. The Transfer Agent will follow requirements delegated to the agent under the Funds AML Program.

The Transfer Agent receive 0.05% of each Funds series portfolio closing daily net assets under the investment adviser's management, calculated, and charged daily.

This contract permits its termination by the board of directors or the shareholders at any time, without penalty, on not more than 60 days' prior written notice to the Transfer Agent.

Date _______________________________________

Board Members:

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Primus Trust LLC, the Transfer Agent

__________________________________________ __________________________________

Manager's Name Manager's Signature

(i) Legal Opinion.

No legal opinion pending.

(j) Other Opinions.

No other opinions pending.

(k) financial statements available

No Financial Statements available. Financial statements omitted from Item 27.

(l) EXHIBIT L

INITIAL CAPITAL AGREEMENTS.

Any agreements or understandings made in consideration for providing the initial capital between or among the Fund, the underwriter, adviser, promoter or initial shareholders and written assurances from promoters or initial shareholders that purchases will be made on the effective day for investment purposes and not with the intention of redeeming or reselling.

Investor	Type	Amount	Percentage
Manuel Gutierrez, 2880 Beaver Ridge Loop, Clermont, Fl, 34711	Adviser, promoter, initial shareholder.	$70,000	70%
Alejandro Gutierrez, 2696 Kingston Ridge Dr. Clermont, Florida 34711	Adviser, promoter, initial shareholder.	$10,000	10%
Adriana Gutierrez, 1772 Nature Cove Lane, Clermont, FL, 34711	Initial shareholders	$10,000	10%
Gabriela Brillhart, 68 Mountain View Rd. Demarest, NJ, 07627-2011	Initial shareholders	$10,000	10%
	TOTAL	$100,000	100%

(m) EXHIBIT M

RULE 12b-1 PLAN: DISTRIBUTION PLAN IMPLEMENTATION BETWEEN PRIMUS TRUST MUTUAL FUNDS, INC. THE "FUND" AND PRIMUS ADMINISTRATOR CORP "THE UNDERWRITER"

This Distribution Plan (the "Plan") is adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"), by Primus Trust Mutual Fund the "Fund" and Primus Administrator Corp a Florida company the "Underwriter". The Plan has been approved by a majority of the Company's Board of Directors, including a majority of the directors who are not "interested persons" of the Funds as defined in the Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreement regarding the distribution of the Funds shares (the "Disinterested Directors"), cast in person at a meeting called for the purpose of voting on such Plan.

In approving the Plan, the Board of Directors determined that adoption of the Plan would be prudent and in the best interests of the Fund and its shareholders. Such approval by the Board of Directors included a determination, in the exercise of its reasonable business judgment and considering its fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

In addition, in reviewing the Plan, the Board of Directors considered the proposed range and nature of payments and terms of the distribution and underwriter agreements between the Fund and Primus Administrator Corp, investment advisers (the "Underwriter"), the range and nature of payments pursuant to the Plan, and the nature and amount of other payments, fees and commissions that may be paid to the Underwriter, its affiliates and other agents of the Fund. The Board of Directors, including the Disinterested Directors, concluded that the proposed overall compensation of the Adviser and its affiliates was fair and not excessive.

In its considerations, the Board of Directors also recognized that uncertainty may exist from time to time with respect to whether payments to be made by the Fund to the Underwriter, or other firms under agreements with respect to a Fund may be deemed to constitute impermissible distribution expenses. As a rule, the Underwrite company may not finance any activity primarily intended to result in the sale of its shares, except pursuant to Rule 12b-1. Accordingly, the Board of Directors determined that the Plan also should provide those payments by the Funds series and expenditures made by others out of monies received from the Funds series that are later deemed to be for the financing of any activity primarily intended to result in the sale of Funds series shares shall be deemed to have been made pursuant to the Plan.

The provisions of the Plan are as follows:

1.	Payments by the Fund to promote the sale of Fund shares

The Fund will pay the Underwriter a distribution fee of 0.25% of each Funds series portfolio closing daily net assets in connection with the promotion and distribution of Funds series shares, including, but not necessarily limited to, advertising, compensation to underwriters, dealers, selling personnel, financial advisers and other financial intermediaries such as retirement plan record keepers and discount brokerage firms engaged in the distribution of Fund shares or assisting Fund investors before and after the investment in the Funds series shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Funds series shareholders, the printing and mailing of sales literature pertaining to the Funds series, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that a Fund may, from time to time, deem advisable. Such services and activities shall be deemed to be covered by this Plan whether performed directly by the Underwriter or by any registered securities dealer, financial institution or intermediary or any other person (the "Recipient") and may pay a portion of these fees to any such Recipient that renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services with respect to a Funds series. The distribution fee is not tied exclusively to actual distribution expenses, and the fee may exceed the expenses actually incurred; however, the payments of this fee shall be subject to any limitation set forth in applicable regulations of the National Association of Securities Dealers ("NASD").

2.	Rule 12b-1 distribution agreement

The Underwriter will execute this Underwriter Contract with the Fund for the provision of distribution related services and implementation of the Plan. However, no agreement relating to the implementation of the Plan shall be entered into with respect to the Fund and no payments shall be made pursuant to any such agreement, unless such agreement is in writing and the form of which has first been delivered to and approved by a vote of a majority of the Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on such agreement. The form of the Agreement relating to the Fund attached hereto as Exhibit E, has been approved by the Funds' Board of Directors as specified above.

3.	Quarterly reports

The Underwriter (or other party on behalf of the Underwriter) shall provide to the Board of Directors, and the Directors shall review at least quarterly, a written report of all amounts expended pursuant to the Plan. This report shall include the identity of the Recipient of each payment and the purpose for which the amounts were expended and such other information as the Board of Directors may reasonably request.

4.	Effective date and duration of the plan

The Plan shall become effective with respect to a Fund immediately upon approval by the vote of a majority of the Board of Directors, and of the Disinterested Directors, of Primus Trust Mutual Fund cast in person at a meeting called for the purpose of voting on the approval of the Plan. The Plan shall continue in effect with respect to the Fund for a period of two years from its effective date unless terminated pursuant to its terms. Thereafter, the Plan shall continue with respect to the Fund from year to year, provided that such continuance is approved at least annually by a vote of a majority of the Board of Directors, and of the Disinterested Directors, of Primus Trust Mutual Fund cast in person at a meeting called for the purpose of voting on such continuance. The Plan, or any Agreement, may be terminated with respect to the Fund at any time, without penalty, on not more than sixty (60) days' written notice by a majority vote of shareholders of the Fund, or by vote of a majority of the Disinterested Directors.

5.	Board of directors

During the period in which the Plan is effective the Company's Board of Directors shall satisfy Primus Trust Mutual Fund governance standards as defined in Rule 0-1(a)(7) under the Act.

6.	Amendments

The Plan and the Distribution Agreement may be amended with the approval of the Board of Directors provided that neither the Plan nor the Distribution Agreement may be amended to increase materially the amount to be spent for distribution of shares without approval by a majority of the outstanding Funds series shares. All material amendments to the Plan and the Distribution Agreement shall also be approved by the Disinterested Directors cast in person at a meeting called for the purpose of voting on any such amendment.

7.	Recordkeeping

The Funds shall preserve copies of the Plan, any Agreement, any amendments thereto, and all reports made pursuant to Section 3 for a period of not less than six years from the date of this Plan, any such Agreement or such reports the first two years in an easily accessible place.

8.	Severability

The provisions of the Plan are severable for each series of shares.

9.	Brokerage prohibitions

The Fund shall not: a.) compensate a broker or dealer for any promotion or sale of shares issued by the Fund by directing to the broker or dealer the Funds portfolio securities transactions or any remuneration received or to be received from the Funds portfolio transactions effected through any other broker or dealer; and b.) direct its portfolio securities transactions to a broker or dealer that promotes or sells the Funds shares, unless the Fund or the Underwriter has implemented, and the Board of Directors and the Disinterred Directors have approved policies and procedures reasonably designed to prevent the consideration of the promotion or sale of the Funds series shares as a factor in selecting brokers and dealers to effect the Funds portfolio securities transactions; and enter any agreement (oral or written) under which the company directs portfolio securities transactions or any remuneration to a broker or dealer in consideration for the promotion or sale of the Funds series shares.

10.	Compliance with statutes, rules, and regulations

The sale of Funds series shares must comply with federal securities laws, disclosure provided to customers (including the Funds then current prospectus) and any applicable dealer agreement.

Section 15(c) of the 1940 Act requires the board to request and evaluate the information as may be reasonably necessary to evaluate the terms of the underwriter plan at issue.

Date _______________________________________

Board Members:

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Director ___________________________________ _________________________________

Name Signature

Primus Administrator Corp, the Principal Underwriter

__________________________________________ __________________________________

Manager's Name Manager's Signature

(n) Rule 18f-3 Plan. Any plan entered by the Fund under rule 18f-3, any agreement with any person relating to the plan's implementation, and any amendment to the plan or an agreement.

No plan entered by the Fund under rule 18f-3.

(o) EXHIBIT O

SELECTION OF INDEPENDENT AUDITORS:

The Funds financial statements are audited annually by an independent registered public accounting firm (the "auditor") selected in accordance with Section 32 of the 1940 Act and the rules thereunder.

1. The auditor is selected by 51% of the Funds disinterested directors, voting in person at a meeting. The meeting takes place within 30 days before or 90 days after the end of the Funds fiscal year.

2. The board's selection of an auditor (Rule 32a-4) is approved by the Audit Committee. The Audit Committee is composed entirely of independent directors, charged with overseeing the Funds accounting and auditing processes and operating under a written charter that sets forth the committee's structure, duties, powers, and methods of operation.

3. The appointment of the auditor is conditioned upon the Funds right, by vote of a majority of the Funds series outstanding voting securities or the majority of the Funds disinterested directors, to terminate the appointment immediately and without penalty.

B. Defining the Scope of Services. Although the Funds board may not review the actual agreement or engagement letter with the proposed auditor, the Funds Audit Committee may receive a presentation from the auditor as to the proposed scope of services and corresponding fees and, thereafter, may meet periodically with the auditor during its engagement.

(p) EXHIBIT P

CODE OF ETHICS, ALL STAFF AND SUPERVISED PERSONS IN PRIMUS TRUST LLC, PRIMUS ADMINISTRATOR CORP AND PRIMUS TRUST MUTUAL FUND, MUST READ AND SIGN THE FOLLOWING DOCUMENT

The Securities and Exchange Commission is adopting a new rule and related rule amendments under the Investment Advisers Act of 1940 that require registered advisers to adopt codes of ethics. The codes of ethics must set forth standards of conduct expected of advisory personnel and address conflicts that arise from personal trading by advisory personnel. Among other things, the rule requires advisers supervised persons to report their personal securities transactions, including transactions in any mutual fund managed by the adviser. The Commission is also adopting amendments to rule 17j-1 to conform certain provisions to the new rule. The rule and rule amendments are designed to promote compliance with fiduciary standards by advisers, underwriter, and their personnel.

INVESTMENT ADVISOR CODE OF ETHICS

I. Introduction

Rule 204A-1 under the Investment Advisers Act of 1940 ("Advisers Act") and the State of Florida requires all investment advisors registered with the State of Florida Regulator to adopt codes of ethics that set forth standards of conduct and require compliance with federal and any applicable state securities laws. Primus Trust, LLC is an investment advisor registered in the State of Florida.

This Code of Ethics (the "Code") applies to all of Primus Trust's investment advisor representatives, partners, officers, directors, employees, and other persons providing investment advice on behalf of the advisor and subject to the advisor's supervision and control as "Supervised Persons" under the Advisers Act Rules and equivalent State of Florida Rules. The Code is intended to reflect the fiduciary principles that govern the conduct of the Primus Trust, LLC (the "Firm") and its Supervised Persons in those situations where Primus Trust, LLC acts as an investment advisor as defined under State of Florida regulations and is providing investment advice to its clients. (The Firm's Chief Compliance Officer has final authority to determine which Firm employees are considered Supervised Persons under this Code of Ethics.)

This Code contains policies regarding several key areas:

* Standards of Conduct and Compliance with Laws, Rules and Regulations.

* Protection of Material Non-Public Information and Confidential Information.

* Personal Securities Trading.

* Gifts.

* Communications with the Public.

* Outside Business Activities.

* Disclosures of Conflicts of Interest and Undue Influence.

* Exceptions from Compliance.

* Compliance Certification.

* Failure to Comply and Reporting Violations.

* Recordkeeping; and

* Initial and Annual Certification of Receipt of and Compliance with the Firm's Code of Ethics.

The Firm will provide clients with a copy of the Code upon request.

II. Standard of Conduct and Compliance with Laws, Rules, and Regulations

Primus Trust, LLC expects all its Supervised Persons to comply with all the laws, rules, and regulations applicable to its operations and business.

To ensure that the Firm maintains its reputation for integrity and high ethical standards, it is essential that the Firm and its Supervised Persons abide by all applicable securities laws and regulations and maintain high standards of personal and professional conduct. Every Supervised Person is expected to demonstrate high standards of moral and ethical conduct and comply with the provisions of this Code.

Supervised Persons are not expected to know the details of each law governing the Firm's business, but they are expected to be familiar with and comply with the Firm's policies and procedures applicable to their respective business unit and job responsibilities. When in doubt, Supervised Persons should seek advice from their supervisors, managers, or the Firm's Compliance Department.

The Firm requires and expects all its Supervised Persons to conduct all business dealings ethically and to abide by the specific requirements detailed in this Code of Ethics as well as the Code's spirit. If there is any doubt about what this Code requires or permits, Supervised Persons should ask the Firm's Compliance Department.

In adopting this Code of Ethics, the Firm recognizes that it and its Supervised Persons owe a fiduciary duty to the Firm's clients and must always:

* Place the interests of Firm clients first.

* Avoid any actual or potential conflict of interest or any situation that has the appearance of a conflict of interest or impropriety.

* Abide by all applicable federal and state securities laws.

* Use reasonable, independent professional judgment when conducting investment analysis, making investment recommendations, or taking investment actions on behalf of clients.

* Keep information concerning the identity of security holdings and financial circumstances of Firm clients confidential.

* Never mislead a client or prospective client.

* Never engage in any act, transaction, practice, or course of business which would operate as a fraud or deceit.

* Conduct personal securities transactions in a manner consistent with this Code of Ethics and consistent with client interests.

* Avoid any abuse of a position of trust and responsibility.

All Supervised Persons must be familiar with and comply with this Code of Ethics as a term of their employment. If there is any doubt about the applicability of any law, rule or regulation, the Supervised Person should seek advice from his or her supervisor or the Firm's Compliance Department. All Supervised Persons should keep in mind that their behavior and activity reflect upon the Firm and all Supervised Persons are responsible for protecting the Firm's reputation.

III. Protection of Material Non-Public and Confidential Information

A. Insider Trading

It is unlawful to trade in any security or other financial product based on material non-public (i.e., "inside") information or to disclose such information to others who may profit from it. Information is "non-public" if has not been disseminated broadly in the marketplace by, for example, being made generally available to the public in a press release, public filing with the SEC or some other government agency, in the Wall Street Journal or some other popular publication or other means of widespread distribution. Information is "material" if a reasonable investor would consider it important in deciding to buy, hold or sell a security. As a rule of thumb, any information that would affect the value of a stock or other financial product should be considered material regardless of whether the information is directly related to the company's business. Examples of information that is generally considered "material" include, but are not limited to:

* Financial results or forecasts, or any information that indicates a company's financial results may exceed or fall short of forecasts or expectations.

* Important new products or services.

* Pending or contemplated acquisitions or dispositions, including mergers, tender offers, or joint venture proposals.

* Possible management changes or changes of control.

* Significant write-offs.

* Initiation or settlement of significant litigation.

* Changes in a company's auditors or a notification from a company' auditors that the company may no longer rely on the auditor's report.

All Supervised Persons who obtain material, non-public information about another company in the course of their employment are prohibited from both (1) trading in the stock or securities of that company while in possession of such information or (2) "tipping" others to trade on the basis of such information.

B. Confidentiality

The Firm's Supervised Persons may also receive confidential information concerning clients and potential clients during their normal business. They are expected to keep strictly confidential any client-related information such as information concerning the client's security holdings, financial circumstances, identity, advice furnished by the Firm to the client, and securities investments made by the Firm on behalf of the client.

As a rule, confidential information pertaining to the Firm or the Firm's clients should never be communicated to anyone outside of the Firm. Moreover, client information should be handled with discretion inside the Firm and should only be communicated to Firm employees who need to know that information. Examples of employees who may need to know about confidential information include members of the Firm's compliance staff, Firm senior management, and investment advisor representatives of the clients to whom the confidential information relates. Confidential information must always be protected regardless of its form or format. This means that Supervised Persons should not:

* Access confidential information pertaining to the Firm or its clients unless the Supervised Person requires the information to perform his job duties and is authorized to access the information.

* Communicate or transmit confidential information outside the Firm to personal e-mail accounts or store confidential information on unapproved storage devices (e.g., personal computers, hard drives, or flash drives).

* Discuss or display confidential information in public places or where the Supervised Person may be overheard by third parties.

A Supervised Person with a question about whether certain information is confidential, should seek advice from a supervisor or the Firm's Compliance Department.

This obligation to maintain the confidentiality of information continues in full force and effect after termination of the Supervised Person's relationship with the Firm, regardless of the reason for such termination.

C. Personal Securities Trading

1. Access Persons

Rule 204A-1 of the Advisers Act and the State of Florida regulations requires all "Access Persons" of an investment advisor registered with the State of Florida Regulator to report, and the investment advisor to review, their personal securities transactions and holdings periodically. The State of Florida regulations defines an "Access Person" as a supervised person of an investment advisor who:

(1) has access to non-public information regarding any advisory client's purchase or sale of securities, or non-public information regarding the portfolio holdings of any reportable fund (i.e., any fund advised by the Firm or whose investment advisor or principal underwriter controls the Firm, or is controlled or under common control with the Firm); or

(2) is involved in making securities recommendations to advisory clients in advisory accounts or has access to such recommendations that are non-public.

All the Firm's directors, officers, partners, members, and investment advisor representatives are considered Access Persons. The Chief Compliance Officer may designate additional Firm employees as Access Persons.

Firm employees who are "Access Persons" (referred to as "Covered Employees") must notify the Firm's Compliance Department of any new or existing personal securities accounts at financial institutions other than the Firm and provide the Firm with statements from those accounts on a quarterly basis. This policy extends to accounts of which the Covered Employee is the beneficial owner or in which he or she has any financial interest or ability to exercise control. This policy also extends to any account belonging to immediate family members (including any relative by blood or marriage) living in the Covered Employee's household or dependent on the Covered Employee for financial support.

Any stock, bond, security future, investment contract or other instrument is considered a security within the scope of the personal securities trading provisions of this Code of Ethics except the following:

* Transactions and holdings in U.S. Treasuries or other direct obligations of the U.S. Government.

* Bankers' acceptances, bank certificates of deposit, commercial paper, and high-quality short-term debt obligations, including repurchase agreements.

* Money market funds.

* Mutual funds, unless the Firm or an affiliate acts as the investment advisor or principal underwriter for the fund.

* Unit investment trusts invested exclusively in one or more unaffiliated mutual funds.

The Chief Compliance Officer will identify each Covered Employee and notify each such employee that the person is subject to this Code of Ethics, including any applicable reporting requirements.

All Covered Employees must avoid activities, interests, and relationships that might interfere with making decisions in the best interests of the Firm's advisory clients. No Covered Employee shall favor his or her own interest over that of a Firm's advisory client.

Covered Employees and their immediate family members shall not buy or sell securities for their personal portfolio(s) when the reason for the purchase or sale decision is derived in whole or in part from information obtained during the Covered Employee's employment with the Firm, unless that information is also available to the investment public on reasonable inquiry.

Supervised Persons must not take personal advantage of any opportunity properly belonging to any advisory client or the Firm. This includes, but is not limited to, acquiring securities that would otherwise be acquired for an advisory client.

2. Initial and Annual Holdings Reports

Covered Employees are required to provide the Firm's Compliance Department with a complete report of their securities holdings: (1) after the person becomes a Covered Employee (the "Initial Holdings Report"); and (2) every year thereafter (the "Annual Holdings Report").

A Covered Employee's Initial Holdings Report is due no later than 10 days after the person becomes a Covered Employee. A Covered Employee's Annual Holdings Report is due by the end of the first quarter each year. For an Initial Holdings Report, the holdings must be current as of a date not more than 45 days before the employee became a Covered Employee. Annual Holdings Reports must be current as of a date not more than 45 days before the Covered Employee submits his report.

At least once every twelve months, each Covered Employee must submit the certification set forth at the end of this Code of Ethics and an Annual Holdings Report. The Firm's Chief Compliance Officer will set the date by which this must be done each year.

The Covered Employee's Initial and Annual Holdings Reports must reflect the current holdings of the Covered Employee and his/her immediate family members. At a minimum, these Reports must include the following information:

* The title and type of security, and, as applicable, the exchange ticker symbol or CUSIP number, number of shares, and principal amount of each security.

* The name of any broker, dealer, or bank with which the Covered Employee maintains an account in which any securities are held.

* The date the Covered Employee submitted the report.

3. Transaction Reports (Account Statements)

In addition to the Initial and Annual Holdings Reports, Covered Employees are required to provide the Firm's Compliance Department with quarterly reports of all securities transactions in accounts where the Covered Employee or his/her immediate family has a beneficial ownership interest. "Beneficial ownership" refers to a direct or indirect interest (as defined in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934) that is held or shared by a person directly or indirectly (through any contract, arrangement, understanding, relationship, or otherwise). It generally means the opportunity to profit or share in any profit derived from a transaction in a security, directly or indirectly. A Covered Employee is presumed to have beneficial ownership of any immediate family member's account.

Covered Employees' quarterly reports are due no later than 30 days after the end of each calendar quarter.

Duplicate monthly or quarterly account statements and confirmations can be used to satisfy a Covered Employee's transaction report disclosure requirement. Covered Employees are responsible for disclosing all account information to the Firm's Compliance Department and for ensuring that duplicate account statements and confirmations are received by the Firm's Compliance Department at least quarterly. Covered Employees are also responsible for ensuring that the account statements and confirmations include, at a minimum, all the following information:

* The date of each transaction, the title, and as applicable the exchange ticker symbol or CUSIP number, the interest rate and maturity date (if applicable), the number of shares and the principal amount of each security.

* The nature of the transaction (i.e., purchase, sale, gift or any other type of acquisition or disposition).

* The price at which each security transaction was affected.

* The name of the broker, dealer, or bank with or through which the transaction was affected.

* The date the Covered Employee submitted the report.

The Firm will keep all information obtained from Covered Employees under this Code of Ethics in strict confidence unless the Firm must disclose it to comply with regulatory obligations. Reports of transactions and other information obtained under this Code of Ethics may be made available to the SEC, any other regulatory or self-regulatory organization or any other civil or criminal authority or court, to the extent required by law or regulation or to the extent considered appropriate by Firm management. In the event of violations or apparent violations of this Code of Ethics, information may be made available to appropriate management and supervisory personnel of the Firm, the Firm's legal counsel or auditors, any legal counsel to the above persons and/or any client affected (or the client's representatives).

4. Exceptions from Reporting Requirements

This Code of Ethics does not require Covered Employees to submit:

* Any reports for securities held in accounts over which the Covered Employee had no direct or indirect influence or control.

* A transaction report for transactions effected pursuant to an automatic investment plan.

* A transaction report if the report would duplicate information contained in the broker trade confirmations or account statements that the Firm holds in its records, as long as the Firm receives the confirmations or statements no later than 30 days after the close of the calendar quarter in which the transaction takes place.

5. Prohibition on Trading Ahead of Clients

Covered Employees or their immediate family members may buy or sell for their personal accounts investment products identical to those considered for or held in accounts of Firm clients after obtaining pre-clearance from the Firm's Chief Compliance Officer. However, it is the Firm's express policy that no Covered Employee or their immediate family members enter an order to purchase or sell any security prior to a transaction being implemented for an advisory account of a client. In other words, Covered Employees or their immediate family may not "front run" ahead of clients.

6. Initial Public Offerings and Private Placements

Covered Employees shall not participate in any initial public offerings or limited, private placements without the express pre-clearance and written approval of the Firm's Chief Compliance Officer.

7. Dealing with Clients

Covered Employees may not borrow money or securities from any Firm client or lend money to any Firm client, unless express written approval is provided by the Firm's Compliance Department.

8. Compliance Department Review of Transactions

The Compliance Department will review personal securities transactions and holdings of all Covered Employees periodically, but no less than quarterly to determine whether any transactions prohibited by this Code of Ethics may have occurred.

The Firm reserves the right to require any Covered Employee to reverse, cancel or freeze (at the Covered Employee's expense) any transaction or position in a specific security that the Firm believes violates its policies or this Code or appears improper.

Any question concerning a Covered Employee's personal securities trading will be resolved in favor of the interest of clients, even if this is at the expense of the Covered Employee's interest.

Records will be maintained of all securities bought or sold by the Firm or any related entities and any Covered Employees, and the Chief Compliance Officer and/or his designee(s) will review these records on a regular basis.

IV. Gifts

Giving, receiving, or soliciting gifts from clients, brokers or others with whom a

Supervised Person has a business relationship may create an appearance of impropriety or create a potential conflict of interest. The Firm has adopted the policies set forth below to guide Supervised Persons in this area.

A. Solicitation of Gifts

Supervised Persons are prohibited from soliciting gifts of any size or anything of value under any circumstances either for them or for the Firm. No Supervised Person shall use his or her position with the Firm to obtain anything of value from a client, prospective client, or any entity that does business or seeks to do business with the Firm.

B. Accepting Gifts

1. General Limits on Accepting Gifts

On occasion, Supervised Persons may be offered or may receive, without notice, gifts from clients, brokers, vendors, or other persons, because of their position within the Firm. Supervised Persons may not accept gifts worth more than $100 unless approved by the Compliance Department (as outlined below). Supervised Persons must decline or return any gifts worth more than $100 not approved by the Compliance Department to protect the reputation and integrity of the firm. Supervised Persons may accept gifts of nominal value (i.e., $100, or less), customary business meals, and promotional items (i.e., pens, mugs, t-shirts).

Supervised Persons should not accept gifts sent to their homes or that are excessive in frequency, even if small in value.

Regardless of value, Supervised Persons should not accept gifts, favors, entertainment, special accommodations or other things of material value that could influence their decision-making or give the appearance that they are beholden to an individual or entity. Supervised Persons should not accept gifts that would be embarrassing to either the Supervised Person or the Firm if made public.

Supervised Persons are prohibited from accepting cash gifts or cash equivalents from a client, a prospective client, or any entity that does business with or seeks to do business with the Firm, as cash gifts may be interpreted as inappropriate kickback or bribes.

2. Reporting and Receiving Firm Approval on Material Gifts

Supervised Persons must report the receipt of any gifts in excess of the de minimisamounts indicated above and must have the pre-approval of the Compliance Department before accepting any such gifts.

Supervised Persons must report to (and get pre-approval from) the Chief Compliance Officer the following information before accepting any gift over the $100 de minimis amount:

* Recipient's name.

* Description of the gift or entertainment.

* Approximate dollar amount of the gift or entertainment.

* The outside party giving the gift or entertainment.

* Whether the recipient received other gifts from the giver within the last twelve months, including information on those prior gifts' value.

* Relationship of the giver to the Firm and/or its Supervised Persons.

* Reason the gift or entertainment is given.

* Supervised Person's signature and date.

* Compliance Department's comments and approval or objection.

Supervised Persons are not required to report or obtain pre-approval for personal gifts provided that these gifts are not related to the business of the Firm, based on the nature of any preexisting personal relationship between the person giving the gift and the recipient, and whether the giver paid for the gift personally.

C. Giving Gifts

Supervised Persons may not give gifts with a value more than $100 per year to any advisory clients or persons who do business with, regulate, advise, or render professional services to the Firm, unless approved by the Firm's Compliance Department.

Supervised Persons must obtain pre-approval and pre-clearance from the Compliance Department for any gifts more than $100. When seeking pre-approval, Supervised Persons should provide the Compliance Department with the same categories of information outlined above for gift acceptance approval.

Supervised Persons must never give gifts that would give the appearance of impropriety, an attempt to improperly influence another or be embarrassing to either the Supervised Person or the Firm if made public, regardless of value.

V. Communications with the Public

The Firm's reputation is one of its most valuable assets. The Firm recognizes that its Supervised Persons may be invited or wish to participate in lectures, panel discussions, seminars, and media appearances where the Supervised Person may be called upon to provide general investment advice or information about the Firm.

Supervised Persons should be sure that any information or materials disseminated to the public are professional, accurate, balanced, not misleading in any way, and complete. Supervised Persons should obtain approval from the Firm's Chief Compliance Officer before participating in any public forum as a representative of the Firm or responding to any media inquiries relating to or regarding investing. Supervised Persons who participate in a public forum as representatives of the Firm are prohibited from recommending any specific security, unless that security is currently recommended by the Firm. In situations where a Supervised Person is asked his/her opinion on the investment merits of a security not currently recommended by the Firm, the Supervised Person should disclose that any opinion given regarding the security is his/her own and not necessarily that of the Firm.

VI. Outside Business Activities

Supervised Persons are prohibited from engaging in outside business activities that may interfere with their duties with the Firm. Outside business activity includes any business enterprise, whether for compensation or not, that is outside the scope of the Supervised Person's duties to the Firm. These activities include, but are not limited to, providing investment advisory or financial services, acting as a proprietor, partner, officer, director, trustee, consultant, employee, agent or having any financial interest in another business or organization. Outside business activity also includes non-compensated positions where a Supervised Person is acting in a fiduciary capacity (e.g., treasurer, power of attorney, charitable trust officer or director for a non-profit company).

Before engaging in any outside business activity, Supervised Persons are required to notify the Firm's Chief Compliance Officer in writing of the outside business activity and receive written approval from the Chief Compliance Officer for the outside business activity. Failure to obtain written approval from the Firm's Chief Compliance Officer before engaging in an outside business activity could result in disciplinary action, including termination.

VII. Disclosure of Conflicts of Interest and Undue Influence

A Covered Employee must not cause or try to cause an advisory client to purchase, sell or hold a security to personally benefit a Covered Employee. If a Covered Employee could materially benefit from an investment decision the Covered Employee is recommending for a client, the Covered Employee must fully disclose that beneficial ownership of the security, any derivative securities or the security issuers to the Chief Compliance Officer and those Firm employees with authority to make investment decisions for the client. The Chief Compliance Officer, in consultation with those Firm employees with authority to make investment decisions for the client, will determine whether the Covered Employee will be restricted in making investment decisions with respect to the subject security.

Supervised Persons must disclose to the Compliance Department any personal interest that might present a conflict of interest or harm the reputation of the Firm.

VIII. Exceptions from Compliance

Exceptions from compliance with this Code's provisions will be rarely granted. The Chief Compliance Officer will review written requests for exceptions and may grant them on a case-by-case basis if, in his or her judgment and discretion, the requested action will present minimal opportunity for abuse or harm to the Firm.

IX. Compliance Certification

The Firm's Compliance Department will provide each Supervised Person with a copy of this Code of Ethics and any material amendments, and all Supervised Persons are required to provide the Firm's Compliance Department with a written acknowledgement of their receipt of the Code of Ethics and any amendments.

The Firm's Compliance Department will review this Code of Ethics at least annually and make any necessary amendments. In addition, the Firm's Compliance Department will review its list of Covered Employees annually to ensure that the list is accurate and up to date.

The Firm's Compliance Department may also hold periodic orientation or training sessions for new and existing employees to review their obligations under this Code of Ethics. All Firm employees must attend any training sessions and read any applicable materials.

X. Failure to Comply and Reporting Violations

If the Firm's Chief Compliance Officer (or his or her designee) determines that a Supervised Person has violated the letter or the spirit of this Code of Ethics, the Firm may impose appropriate sanctions. For instance, a Supervised Person may be subject to disciplinary action, up to and including a warning letter or letter of censure, suspension of personal trading privileges, suspension or termination of employment, demotion, fine, civil referral to the SEC or criminal referral if he or she violates any of the provisions of this Code of Ethics. The Firm may also require that the Supervised Person reverse the trades at issue, disgorge any profits and/or absorb any resulting losses.

Any Supervised Person who knows of, or reasonably believes there is, a violation of applicable laws or this Code of Ethics, must report that information immediately to the Firm's Chief Compliance Officer. The reporting Supervised Person may not conduct any preliminary investigations of the suspected violation unless authorized by the Firm's Compliance Department.

Any Supervised Person who in good faith reports a possible violation of law, regulation, Firm policy, or this Code of Ethics, or any other suspected illegal or unethical behavior is protected from retaliation. Retaliation against a Supervised Person reporting a violation constitutes a violation of this Code of Ethics. Supervised Persons may also choose to report violations anonymously.

A reporting Supervised Person who has violated the law or a provision of this Code will not be protected from the consequences of that violation just because he reported it.

The Chief Compliance Officer will provide Supervised Persons with advice (with the assistance of counsel if necessary) concerning the interpretation of this Code of Ethics.

XI. Recordkeeping

Rule 204-2(a)(12) and (13) of the Advisers Act and the State of Florida regulations requires advisors to keep copies of all relevant material relating to the Code of Ethics. The Firm will therefore maintain: (1) a list of all persons who are, or within the preceding five years have been, Covered Employees; (2) copies of this Code and any amendments thereto or previous versions of the Code and any amendments thereto that were in effect at any time during the past five years; (3) copies of all Firm employees' written acknowledgements of the Code; (4) copies of all Initial Holdings Reports submitted by Covered Employees; (5) copies of all periodic account statements submitted on behalf of the Firm's Covered Employees over the past five years; (6) copies of all periodic reviews conducted by Compliance Department personnel of Covered Employees' holdings and transactions; (7) a record of any violation of the Code and of any action taken as a result of such violation; and (8) a record of any decision, and the reasons supporting the decision, to allow a Covered Employee to buy any security in an initial public offering or limited offering, for at least five years after the end of the fiscal year in which the approval was granted.

INITIAL AND ANNUAL CERTIFICATION OF RECEIPT OF AND COMPLIANCE WITH THE FIRM'S CODE OF ETHICS

I certify that I have received, read, reviewed, and understand the Primus Trust, LLC's Code of Ethics and that I have complied with Primus Trust, LLC's Code of Ethics in all respects. I acknowledge that I am subject to this Code of Ethics, which requires me to comply with all applicable federal and/or state securities laws. I agree to abide by this Code of Ethics.

I acknowledge this Code of Ethics and my obligation to abide by it and the corresponding policies and procedures.

I understand that my failure to comply with the Code of Ethics and corresponding policies and procedures will subject me to disciplinary action, including possible termination.

I acknowledge that as of the date indicated below:

1. I have fully disclosed all securities holdings I or a member of my immediate family beneficially own.

2. I have reported and obtained pre-clearance for all securities transactions I or an immediate member of my family beneficial own, except for transactions I am not required to report under this Code or for which I have received a written exception from the Chief Compliance Officer; and

3. I have complied with this Code of Ethics in all other respects.

_______________________

Signature

_______________________

Print Name

__________________

Date

Item 29. Persons Controlled by or Under Common Control with the Fund

Manuel A. Gutierrez

Alejandro Gutierrez

Item 30. Indemnification

INSURANCE CONTRACTS A. Fidelity Bonding 1. Rule 17g-1 requires every registered management investment company to have a bond against "larceny and embezzlement" that covers all its officers and employees who may have access to fund assets.

a) Because most funds do not have employees but conduct their operations through their respective investment advisers, administrators and principal underwriters, employees of these entities should be covered by an appropriate fidelity bond.

b) Although each fund in a complex may obtain its own separate bond, they typically have joint bonds that also cover certain other affiliates.

(1) The joint bond may include only: (i) the Funds investment adviser(s) and principal underwriter; (ii) other funds managed, or whose shares are distributed, by the same persons, or affiliates of such persons; (iii) the investment adviser(s) and principal underwriter(s) of the funds described in (ii); (iv) affiliated persons of any fund named in the bond or of a person included in (i) or (iii); and (v) certain in-house employee benefit plans.

(2) The funds under a joint bond must enter into a written agreement with the other named insureds that provides that each fund will receive an "equitable and proportionate" share of any recovery under the bond, at least equal to what the fund would have received under a single bond of the minimum required amount.

(3) Joint bonds must provide that the insurer will notify each other insured if an insured makes or settles a claim.

c) Rule 17g-1 prescribes the minimum amount of fidelity bond coverage required, based on the Funds assets.

(1) The minimum under a joint bond must at least equal the aggregate of the applicable minimum for each fund included.

(2) The minimum for a series investment company is determined based on the company, rather than separately for each series.

(3) The SEC staff takes the position that deductibles are not permitted under Rule 17g-1; however, the staff has allowed deductibles if the investment adviser agrees to indemnify the fund(s) for any losses that, but for the deductible, would have been covered and places cash and/or cash items in an amount equal to the deductible in escrow.12

d) Bonds must provide that they may be canceled, terminated, or modified by a party only upon at least 60 days' prior written notice to the other(s) and to the SEC. 2. At least annually, the form and amount of the fidelity bond must be approved by the disinterested directors of the fund.

(1) Directors must consider all relevant factors, including: the value of the assets to which any covered person may have access; the type and terms of the safekeeping and custody arrangements for those assets; and the nature of the securities in the Funds portfolio.

(2) In evaluating a Funds portion of a joint bond, directors must also consider the number of other insureds, the nature of the business activities of those insureds, the amount of the joint bond, the amount of the premium and its ratable allocation, and the amount of premium the fund would have paid under a separate bond.

Each fund must file with the SEC: a copy of its fidelity bond; a copy of the board resolution approving the bond; a statement of the period for which premiums have been paid; and, for a joint bond, a copy of the requisite agreement among the insureds and a statement showing the amount of the single bond the fund would have been required to maintain were it not jointly covered.

The Fund must notify the SEC and all board members when it makes or settles a claim under the bond. The Fund must notify all board members at least 45 days before the cancellation, termination, or modification of the bond.

Directors and Officers/Errors and Omissions ("D&O/E&O") Liability Insurance 1. Unlike fidelity bond coverage, D&O/E&O coverage is not required by the 1940 Act; however, virtually all funds have this coverage to protect fund assets and supplement the indemnification funds otherwise typically provide to their directors and officers. 2. Under a long-standing SEC staff position, a fund may not purchase D&O/E&O insurance that would protect a director or an officer of the fund against liability to the fund or its shareholders for willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. See Section 17(h) of the 1940 Act. 3. Many fund groups, their investment advisers, and distributors purchase insurance jointly.

Joint transactions among funds and their affiliates are generally prohibited by Section 17(d) and Rule 17d-1 under the 1940 Act. However, Rule 17d-1(d)(7) permits joint liability insurance, provided certain conditions are met. Among these are review and approval by the fund board, including the disinterested directors, and coverage for the directors in good faith suits between the disinterested directors and the adviser. A fund wishing to rely on this provision also must comply with the SEC's rules on director independence.

Item 31. Business and Other Connections of Investment Adviser

Primus Trust LLC is the investment adviser, transfer agent, administrator of Primus Trust Mutual Fund.

Item 32. Principal Underwriters

Primus Administrator Corp, 2880 Beaver Ridge Loop, Clermont, FL, 34711, is the principal Underwriter only to Primus Trust Mutual Fund.

Item 33. Location of Accounts and Records

Primus Trust LLC, 113 Roberson Rd, Suite A, Windermere, FL, 34786.

Item 34. Management Services

Primus Trust LLC, 113 Roberson Rd, Suite A, Windermere, FL, 34786, and Primus Administrator Corp, 2880 Beaver Ridge Loop, Clermont, FL, 34711 provide management services only to Primus Trust Mutual Fund.

Item 35. Undertakings of the Fund

The initial registration statements file under the Security Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from less than 25 persons 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

Investor	Type	Amount	Percentage
Manuel Gutierrez, 2880 Beaver Ridge Loop, Clermont, Fl, 34711	Adviser, promoter, initial shareholder.	$70,000	70%
Alejandro Gutierrez, 2696 Kingston Ridge Dr. Clermont, Florida 34711	Adviser, promoter, initial shareholder.	$10,000	10%
Adriana Gutierrez, 1772 Nature Cove Lane, Clermont, FL, 34711	Initial shareholders	$10,000	10%
Gabriela Brillhart, 68 Mountain View Rd. Demarest, NJ, 07627-2011	Initial shareholders	$10,000	10%
	TOTAL	$100,000	100%

Part D Signatures

Signatures. Persons required to sign the registration statement include the registrant, its principal executive officer(s), its principal financial officer, and the majority of its board of directors. Because all filings are now electronic, funds must maintain signed original at its offices.

SIGNATURES

Pursuant to the requirements of the Security Act of 1933 and the Investment Company Act of 1940. The Fund (certifies that it meets all of the requirements for the effectiveness of this registration statement under rule 485(b) under the Security Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Orlando and State of Florida on the _____________day of ________________

PRIMUS TRUST MUTUAL FUND

_____________________________ ____________________________ __________________ ________

Name Signature Title Date

Pursuant to the requirements of the Security Act Of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

_____________________________ ____________________________ __________________ ________

Name Signature Title Date

_____________________________ ____________________________ __________________ ________

Name Signature Title Date

_____________________________ ____________________________ __________________ ________

Name Signature Title Date

_____________________________ ____________________________ __________________ ________

Name Signature Title Date